UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 17.7%
Banks — 6.0%
Bank of America Corp.
	$200,000	5.750%	12/01/17	$213,041
	350,000	5.625	07/01/20	369,508
BBVA Bancomer SA(a)
	425,000	7.250	04/22/20	459,077
Capital One Bank NA
	300,000	8.800	07/15/19	382,758
Citigroup, Inc.
	225,000	6.375	08/12/14	249,643
	600,000	5.000	09/15/14	622,201
	325,000	5.375	08/09/20	335,192
Credit Agricole SA(a)(b)(c)
	200,000	8.375	12/31/49	214,000
Credit Suisse New York
	250,000	4.375	08/05/20	254,540
Discover Bank
	250,000	8.700	11/18/19	296,912
Fifth Third Bank(b)
	300,000	0.479	05/17/13	287,170
HSBC Bank NA
	900,000	4.875	08/24/20	936,323
Intesa Sanpaolo SpA(a)
	500,000	3.625	08/12/15	505,939
JPMorgan Chase Capital XXV Series Y
	275,000	6.800	10/01/37	277,100
Lloyds TSB Bank PLC(a)
	275,000	6.500	09/14/20	277,650
Merrill Lynch & Co., Inc.
	325,000	6.400	08/28/17	354,895
	250,000	6.875	04/25/18	279,756
Morgan Stanley & Co.
	275,000	5.750	08/31/12	293,873
	400,000	5.950	12/28/17	426,117
	450,000	6.625	04/01/18	498,297
	100,000	5.625	09/23/19	103,978
PNC Bank NA
	225,000	6.875	04/01/18	263,889
Regions Financial Corp.
	325,000	5.750	06/15/15	331,001
Resona Bank Ltd.(a)(b)(c)
	775,000	5.850	09/29/49	773,207
Santander Issuances SA(a)(b)
	200,000	5.805	06/20/16	194,606
The Bear Stearns Companies, LLC
	500,000	7.250	02/01/18	607,045
The Royal Bank of Scotland Group PLC(a)
	425,000	4.875	08/25/14	450,870
US Bank NA(b)
EUR	250,000	4.375	02/28/17	338,110
Wachovia Bank NA
	$300,000	6.600	01/15/38	335,399

				10,932,097

Chemicals — 0.3%
The Dow Chemical Co.
	500,000	7.600	05/15/14	584,343

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Consumer Products — 0.2%
Whirlpool Corp.
$125,000	8.000%	05/01/12	$136,499
175,000	8.600	05/01/14	208,692

			345,191

Electric — 0.6%
Arizona Public Service Co.
250,000	6.375	10/15/11	263,405
Edison International
325,000	3.750	09/15/17	333,052
Progress Energy, Inc.
350,000	7.000	10/30/31	430,686

			1,027,143

Energy — 1.7%
Anadarko Petroleum Corp.
325,000	6.375	09/15/17	352,625
BP Capital Markets PLC
200,000	5.250	11/07/13	217,485
225,000	3.875	03/10/15	233,324
275,000	4.500	10/01/20	281,504
Dolphin Energy Ltd.(a)
230,232	5.888	06/15/19	248,551
Petroleos Mexicanos(a)
330,000	6.625	06/15/35	356,238
Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)
250,000	5.500	09/30/14	273,721
Suncor Energy, Inc.
250,000	6.100	06/01/18	292,121
Talisman Energy, Inc.
325,000	7.750	06/01/19	411,643
Transocean, Inc. Series B
450,000	6.500	11/15/20	490,088

			3,157,300

Food & Beverage — 0.8%
Anheuser-Busch InBev Worldwide, Inc.
400,000	7.200	01/15/14(a)	466,107
225,000	4.125	01/15/15	242,203
75,000	7.750	01/15/19(a)	97,291
Kraft Foods, Inc.
275,000	6.125	08/23/18	323,621
225,000	6.500	02/09/40	262,772

			1,391,994

Healthcare — 0.2%
Boston Scientific Corp.
225,000	4.500	01/15/15	230,171
150,000	6.000	01/15/20	159,981

			390,152

Life Insurance — 0.9%
MetLife Capital Trust X(a)(b)(c)
300,000	9.250	04/08/38	354,000
MetLife, Inc.
175,000	4.750	02/08/21	184,693
Prudential Financial, Inc.
575,000	3.875	01/14/15	602,649

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Life Insurance — (continued)
The Northwestern Mutual Life Insurance Co.(a)
$425,000	6.063%	03/30/40	$493,703

			1,635,045

Media Cable — 0.3%
Comcast Corp.
425,000	6.450	03/15/37	472,120

Media Non-Cable — 0.3%
NBC Universal, Inc.(a)
400,000	4.375	04/01/21	406,306
WPP Finance UK
206,000	8.000	09/15/14	244,743

			651,049

Metals and Mining — 0.7%
Anglo American Capital PLC(a)
100,000	9.375	04/08/14	123,118
225,000	9.375	04/08/19	303,406
Freeport-McMoRan Copper & Gold, Inc.
418,000	8.375	04/01/17	465,025
Teck Resources Ltd.
300,000	10.750	05/15/19	375,000

			1,266,549

Paper — 0.2%
International Paper Co.
325,000	7.500	08/15/21	387,417

Pharmaceuticals — 0.2%
Watson Pharmaceuticals, Inc.
325,000	5.000	08/15/14	355,263

Pipelines — 2.4%
Boardwalk Pipelines LP
550,000	5.875	11/15/16	621,114
DCP Midstream LLC(a)
280,000	9.750	03/15/19	372,588
El Paso Pipeline Partners Operating Co. LLC
150,000	6.500	04/01/20	160,500
Energy Transfer Partners LP
450,000	5.950	02/01/15	499,435
Enterprise Products Operating LLC
175,000	5.000	03/01/15	192,705
550,000	6.650	04/15/18	643,266
Tennessee Gas Pipeline Co.
150,000	8.000	02/01/16	178,839
200,000	8.375	06/15/32	240,920
The Williams Companies, Inc.
325,000	8.750	03/15/32	400,746
TransCanada Pipelines Ltd.(b)
325,000	6.350	05/15/67	302,250
Valmont Industries, Inc.
375,000	6.625	04/20/20	384,517
Williams Partners Finance Corp.
350,000	7.250	02/01/17	414,951

			4,411,831

Property/Casualty Insurance — 1.2%
Alleghany Corp.
325,000	5.625	09/15/20	331,629
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	379,466

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance — (continued)
Axis Specialty Finance LLC
$400,000	5.875%	06/01/20	$408,272
QBE Insurance Group Ltd.(a)
225,000	9.750	03/14/14	272,193
Transatlantic Holdings, Inc.
225,000	8.000	11/30/39	230,421
ZFS Finance USA Trust IV(a)(b)(c)
675,000	5.875	05/09/32	633,312

			2,255,293

Real Estate Investment Trusts — 1.1%
Developers Diversified Realty Corp.
275,000	7.500	04/01/17	288,750
Duke Realty LP
350,000	5.950	02/15/17	374,646
HCP, Inc.
275,000	6.000	01/30/17	292,536
ProLogis
100,000	2.250	04/01/37	96,750
175,000	1.875	11/15/37	164,062
Simon Property Group LP
350,000	10.350	04/01/19	486,729
Westfield Group(a)
75,000	5.400	10/01/12	80,002
125,000	7.500	06/02/14	145,491

			1,928,966

Tobacco — 0.2%
Altria Group, Inc.
275,000	9.700	11/10/18	369,719

Wireless Telecommunications — 0.1%
Rogers Communications, Inc.
200,000	7.875	05/01/12	220,846

Wirelines Telecommunications — 0.3%
Qwest Corp.
150,000	8.375	05/01/16	176,250
Telecom Italia Capital SA
300,000	4.875	10/01/10	300,000

			476,250

TOTAL CORPORATE OBLIGATIONS			$32,258,568

Mortgage-Backed Obligations — 47.0%
Adjustable Rate Non-Agency(b) — 2.8%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$33,346	2.616%	04/25/34	$30,106
Countrywide Alternative Loan Trust Series 2005-38, Class A1
288,091	1.87	09/25/35	177,435
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
116,907	3.325	02/19/34	102,185
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
21,855	3.251	11/20/34	18,553
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
527,536	5.090	09/25/35	429,757

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
$1,085,326	0.466%	05/25/46	$647,469
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
436,896	3.309	07/25/35	401,873
Lehman XS Trust Series 2005-7N, Class 1A1A
433,501	0.526	12/25/35	278,351
Mastr Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
661,448	1.220	12/25/46	226,883
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
53,515	2.463	05/25/34	50,895
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
24,428	2.716	09/25/34	22,136
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
1,628,569	0.376	07/25/36	1,586,929
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
33,046	2.707	06/25/34	32,070
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
667,407	1.070	03/25/47	380,691
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR10, Class 5A3
906,624	5.607	07/25/36	734,244

			5,119,577

Collateralized Mortgage Obligations — 2.3%
Interest Only(b)(d) — 0.0%
FNMA REMIC Series 2004-71, Class DI
$389,112	0.000%	04/25/34	$1,467

Planned Amortization Class — 1.5%
FNMA REMIC Series 2003-92, Class PD
2,607,714	4.500	03/25/17	2,684,565

Regular Floater(b) — 0.8%
FHLMC REMIC Series 2005-3038, Class XA(e)
25,643	0.000	09/15/35	25,438
FHLMC REMIC Series 2007-3275, Class UF(e)
17,621	0.000	02/15/37	17,402
FHLMC REMIC Series 2007-3342, Class FT
991,601	0.707	07/15/37	989,303
FNMA REMIC Series 2006-68, Class FM
441,083	0.706	08/25/36	440,524
FNMA REMIC Series 2007-56, Class GY(e)
10,151	0.000	06/25/37	9,984

			1,482,651

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,168,683

Commercial Mortgage-Backed Securities — 5.3%
Adjustable Rate Non-Agency(b) — 0.7%
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
$1,200,000	5.923%	05/15/43	$1,318,523

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — (continued)
Sequential Fixed Rate — 4.6%
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
$1,052,000	5.223%	08/15/48	$1,064,004
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,693,671	6.269	12/10/35	2,834,585
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
1,500,000	4.738	07/15/42	1,618,532
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,700,000	4.740	11/13/36	2,856,656

			8,373,777

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$9,692,300

Covered Bonds(a) — 2.9%
Companhia de Financement Foncier
300,000	1.625	07/23/12	301,226
Stadshypotek AB
1,200,000	1.450	09/30/13	1,203,920
The Toronto-Dominion Bank
600,000	2.200	07/29/15	608,047
The Bank of Nova Scotia
2,200,000	1.450	07/26/13	2,223,791
The Canadian Imperial Bank of Commerce
700,000	2.000	02/04/13	717,814
300,000	2.600	07/02/15	312,148

TOTAL COVERED BONDS			$5,366,946

Federal Agencies — 33.7%
Adjustable Rate FHLMC(b) — 1.7%
$1,815,120	3.248%	09/01/35	$1,903,654
1,095,784	4.726	10/01/35	1,144,507

			3,048,161

Adjustable Rate FNMA(b) — 1.5%
610,504	2.201	05/01/33	632,371
866,763	2.583	05/01/35	909,771
1,195,310	3.145	09/01/35	1,265,721

			2,807,863

FHLMC — 4.9%
4,744	7.000	11/01/11	4,878
3,340	7.000	12/01/11	3,435
35,431	7.500	06/01/15	38,231
154,756	7.000	07/01/16	166,056
689,098	5.500	02/01/18	743,129
55,723	5.500	04/01/18	60,092
18,934	4.500	09/01/18	20,099
95,413	5.500	09/01/18	102,894
10,585	9.500	08/01/19	11,655
737	9.500	08/01/20	814
222,092	6.500	10/01/20	243,699
36,319	4.500	07/01/24	38,628
197,437	4.500	11/01/24	209,861
48,005	4.500	12/01/24	51,026
68,359	6.000	03/01/29	75,142

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FHLMC — (continued)
$893	6.000%	04/01/29	$982
44,764	7.500	12/01/29	49,921
414,147	7.000	05/01/32	459,676
1,420	6.000	08/01/32	1,557
220,914	7.000	12/01/32	245,200
45,200	5.000	12/01/35	48,100
52,197	6.000	09/01/37	57,166
79,134	6.000	02/01/38	86,692
73,643	5.000	04/01/38	78,416
309,055	6.000	07/01/38	338,168
56,451	6.000	10/01/38	61,860
18,067	6.000	11/01/38	19,708
427,431	5.000	03/01/39	456,199
1,088,450	5.000	04/01/39	1,161,708
384,712	5.000	05/01/39	412,529
1,253,191	5.000	06/01/39	1,343,803
359,487	5.000	07/01/39	384,609
61,852	5.000	08/01/39	66,324
942,477	4.500	09/01/39	993,724
288,049	4.500	10/01/39	303,291
286,566	5.000	10/01/39	306,324
284,990	5.000	12/01/39	305,597

			8,951,193

FNMA — 19.8%
11,442	6.000	08/01/13	12,331
93,843	7.500	08/01/15	101,785
42,682	6.000	04/01/16	46,140
84,426	6.500	05/01/16	91,869
131,055	6.500	09/01/16	142,608
161,112	6.500	11/01/16	175,315
44,051	6.000	12/01/16	47,620
333,332	6.000	02/01/17	360,798
44,708	7.500	04/01/17	47,432
527,404	6.000	10/01/17	570,860
625,689	5.500	02/01/18	678,240
722,553	5.000	05/01/18	771,993
51,936	6.500	08/01/18	56,625
242,429	7.000	08/01/18	271,103
2,318,428	4.000	09/01/18	2,455,999
354,717	5.000	04/01/19	379,385
11,046	5.000	06/01/23	11,714
780,971	5.500	09/01/23	843,682
142,547	5.500	10/01/23	154,396
28,964	4.500	07/01/24	30,823
463,396	4.500	11/01/24	492,847
154,977	4.500	12/01/24	164,826
296	7.000	07/01/25	335
7,718	7.000	11/01/25	8,728
48,045	9.000	11/01/25	55,921
188,490	7.000	08/01/26	213,200
3,282	7.000	08/01/27	3,712
12,951	7.000	09/01/27	14,649
73,662	6.000	12/01/27	79,349
526	7.000	01/01/28	595
413,090	6.000	02/01/29	455,406

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$381,069	6.000%	06/01/29	$419,595
2,161	7.000	09/01/29	2,431
65,743	8.000	10/01/29	76,200
26,058	7.000	12/01/29	29,312
1,559	8.500	04/01/30	1,816
7,755	8.000	05/01/30	8,698
437	8.500	06/01/30	510
27,865	7.000	05/01/32	31,221
202,404	7.000	06/01/32	226,545
262,828	7.000	08/01/32	294,176
53,626	8.000	08/01/32	62,210
27,953	5.000	08/01/33	29,649
3,596	5.500	09/01/33	3,859
4,484	5.500	02/01/34	4,811
734	5.500	04/01/34	788
45,379	5.500	12/01/34	48,605
103,254	5.000	04/01/35	109,228
308,766	6.000	04/01/35	339,155
15,441	5.000	09/01/35	16,311
5,991	5.500	09/01/35	6,437
748	5.500	02/01/37	801
1,191	5.500	04/01/37	1,275
1,325	5.500	05/01/37	1,419
49,882	6.000	06/01/37	54,442
14,456	6.000	07/01/37	15,777
20,151	6.000	10/01/37	21,999
20,820	6.000	11/01/37	22,730
266,848	5.500	12/01/37	283,467
101,202	6.000	12/01/37	110,896
559,523	5.500	01/01/38	594,370
158,375	6.000	02/01/38	172,851
1,620	5.500	03/01/38	1,735
100,573	6.000	03/01/38	109,798
342,393	5.500	05/01/38	363,656
48,467	6.000	05/01/38	53,169
348,379	5.500	06/01/38	370,023
73,196	6.000	06/01/38	80,153
85,609	5.500	07/01/38	90,940
129,603	6.000	07/01/38	142,037
2,082	5.500	08/01/38	2,230
41,460	6.000	08/01/38	45,483
1,009	5.500	09/01/38	1,081
24,097	5.500	10/01/38	25,810
55,321	6.000	10/01/38	60,707
58,660	6.000	11/01/38	64,370
705	5.500	12/01/38	755
1,544,178	5.000	01/01/39	1,647,775
236,419	5.000	02/01/39	252,682
334,699	5.000	03/01/39	357,723
290,939	5.000	04/01/39	312,407
552,638	4.500	05/01/39	582,278
589,891	5.000	05/01/39	631,986
64,846	4.500	06/01/39	68,466
174,534	5.000	06/01/39	186,891
1,826,256	5.000	07/01/39	1,952,691

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$124,233	4.500%	08/01/39	$130,959
1,075,956	5.000	08/01/39	1,155,232
46,095	5.000	09/01/39	49,496
1,762,748	5.000	11/01/39	1,885,452
298,723	4.500	12/01/39	315,397
119,169	5.000	12/01/39	127,963
651,046	4.500	01/01/40	687,387
733,188	5.000	01/01/40	785,072
183,001	4.500	02/01/40	193,216
185,982	5.000	02/01/40	198,776
313,760	4.500	03/01/40	331,274
504,638	4.500	04/01/40	532,807
2,000,000	3.500	TBA-15yr(f)	2,057,344
1,000,000	3.500	TBA-30yr(f)	1,007,422
5,000,000	5.500	TBA-30yr(f)	5,314,453
2,000,000	6.000	TBA-30yr(f)	2,144,922

			36,053,888

GNMA — 5.8%
5,728	7.000	03/15/12	5,702
12,078	7.000	10/15/25	13,753
23,671	7.000	11/15/25	26,953
3,038	7.000	02/15/26	3,463
11,879	7.000	04/15/26	13,543
6,836	7.000	03/15/27	7,735
114,400	7.000	11/15/27	129,446
6,599	7.000	01/15/28	7,471
41,644	7.000	02/15/28	47,147
15,991	7.000	03/15/28	18,104
4,184	7.000	04/15/28	4,736
666	7.000	05/15/28	754
12,282	7.000	06/15/28	13,905
30,496	7.000	07/15/28	34,525
15,497	7.000	08/15/28	17,544
38,938	7.000	09/15/28	44,083
4,455	7.000	11/15/28	5,044
5,355	7.500	11/15/30	5,941
3,340	7.000	10/15/31	3,780
638	7.000	12/15/31	722
26,225	7.500	10/15/32	30,052
787,708	6.000	08/20/34	859,849
9,000,000	4.000	TBA-30yr(f)	9,296,953

			10,591,205

TOTAL FEDERAL AGENCIES			$61,452,310

TOTAL MORTGAGE-BACKED OBLIGATIONS			$85,799,816

Agency Debentures — 2.5%
FHLMC
$1,300,000	1.750%	09/10/15	$1,311,782
Tennessee Valley Authority
700,000	4.375	06/15/15	789,644
2,00,000	5.375	04/01/56(g)	2,415,087

TOTAL AGENCY DEBENTURES			$4,516,513

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — 1.4%
Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	$175,796	7.000%	09/25/37	$112,850
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	214,535	7.000	09/25/37	122,704

				235,554

Student Loan — 1.3%
College Loan Corp. Trust Series 2006-1, Class A3(b)
	1,000,000	0.588	10/25/25	987,227
Goal Capital Funding Trust Series 2010-1, Class A(a)(b)
	686,511	0.964	08/25/48	678,799
KnowledgeWorks Foundation Series 2010-1, Class A(b)
	300,000	1.242	02/25/42	296,287
Nelnet Student Loan Trust Series 2010-3A, Class A(a)(b)
	400,000	1.212	07/25/48	400,929

				2,363,242

TOTAL ASSET-BACKED SECURITIES				$2,598,796

Foreign Debt Obligations — 1.8%
Sovereign — 1.4%
Federal Republic of Brazil
	$220,000	8.250%	01/20/34	$317,900
	200,000	7.125	01/20/37	262,000
Province of Ontario, Canada
	300,000	4.100	06/16/14	329,441
State of Qatar
	260,000	5.150	04/09/14	284,440
	560,000	5.250 (a)	01/20/20	614,600
United Kingdom
GBP	500,000	4.250	09/07/39	832,027

				2,640,408

Supranational — 0.4%
North American Development Bank
	$600,000	4.375	02/11/20	655,714

TOTAL FOREIGN DEBT OBLIGATIONS				$3,296,122

Municipal Debt Obligations — 1.9%
California — 0.9%
California State Various Purpose GO Bonds Series 2009
	$325,000	7.500%	04/01/34	$353,594
	450,000	7.550	04/01/39	489,379
California State Various Purpose GO Bonds Series 2010
	140,000	7.950	03/01/36	150,094
	575,000	7.625	03/01/40	632,431

				1,625,498

Illinois — 0.2%
Illinois State Build America Taxable GO Bonds Series 2010
	275,000	7.350	07/01/35	288,585

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — 0.5%
Missouri Higher Education Loan Authority RB Asset-Backed Notes Series 2010(b)(h)
$939,971	1.268%	11/26/32	$942,271

New York — 0.3%
Rensselaer Polytechnic Institute Taxable Bonds, Series 2010
475,000	5.600	09/01/20	525,573

TOTAL MUNICIPAL DEBT OBLIGATIONS			$3,381,927

Government Guarantee Obligations — 13.7%
Achmea Hypotheekbank NV(a)(i)
$1,300,000	3.200%	11/03/14	$1,381,942
Ally Financial, Inc.(i)
3,000,000	1.750	10/30/12	3,070,443
ANZ National (International) Ltd.(a)(i)
1,700,000	3.250	04/02/12	1,766,519
BRFkredit AS(a)(i)
1,700,000	2.050	04/15/13	1,742,811
Citigroup Funding, Inc.(j)
2,200,000	1.875	10/22/12	2,257,149
200,000	1.875	11/15/12	205,245
Commonwealth Bank of Australia(a)(i)
700,000	2.500	12/10/12	727,566
Danske Bank A/S(a)(i)
400,000	2.500	05/10/12	409,512
FIH Erhvervsbank A/S(a)(i)
1,400,000	1.750	12/06/12	1,424,774
400,000	2.000	06/12/13	409,094
General Electric Capital Corp.(j)
2,400,000	2.000	09/28/12	2,466,081
Landwirtschaftliche Rentenbank(i)
1,400,000	4.125	07/15/13	1,520,588
LeasePlan Corp. NV(a)(i)
1,000,000	3.000	05/07/12	1,033,308
Royal Bank of Scotland Group PLC(a)(i)
1,900,000	1.500	03/30/12	1,919,213
Swedbank AB(a)(i)
900,000	2.800	02/10/12	926,598
Swedish Housing Finance Corp.(a)(i)
300,000	3.125	03/23/12	310,310
Westpac Banking Corp.(a)(i)
2,000,000	3.250	12/16/11	2,058,980
1,200,000	1.900	12/14/12	1,226,927
Westpac Securities NZ Ltd.(a)(i)
200,000	2.500	05/25/12	204,698

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$25,061,758

U.S. Treasury Obligations — 10.4%
United States Treasury Bonds
$1,400,000	4.375%	05/15/40	$1,572,340
700,000	3.875	08/15/40	723,737
United States Treasury Inflation-Protected Securities
1,000,000	2.375	04/15/11	1,111,843
1,200,000	3.000	07/15/12	1,545,053
100,000	2.375	01/15/25	132,998

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$2,500,000	0.750%	05/31/12	$2,515,225
1,400,000	3.000	09/30/16	1,510,362
1,200,000	3.125	10/31/16	1,302,660
1,200,000	2.750	02/15/19	1,244,748
4,450,000	3.625	08/15/19	4,893,531
United States Treasury Principal-Only STRIPS(k)
3,400,000	0.000	11/15/21	2,438,616

TOTAL U.S. TREASURY OBLIGATIONS			$18,991,113

Shares	Rate	Value
Short-term Investment(b) — 11.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
20,205,537	0.129%	$20,205,537

TOTAL INVESTMENTS — 107.5%		$196,110,150

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(13,765,365)

NET ASSETS — 100.0%		$182,344,785

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $30,104,902, which represents approximately 16.5% of net assets as of September 30, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e) Issued with a zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $19,821,094 which represents approximately 10.9% of net assets as of September 30, 2010.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Maturity date disclosed is the next interest reset date.

(i) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $15,638,066, which represents approximately 8.6% of net assets as of September 30, 2010.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

(j) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of the securities amounts to $7,998,918, which represents approximately 4.4% of net assets as of September 30, 2010.

(k) Issued with zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2010, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
Forward Foreign Currency Exchange Contracts with Unrealized Gain

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Citibank NA	CAD	Purchase	12/15/10	$190,307	$1,308
Credit Suisse (International) Holding AG	EUR	Purchase	12/15/10	981,021	28,685
Deutsche Bank Securities, Inc.	AUD	Purchase	12/15/10	637,915	4,193
	CAD	Purchase	12/15/10	437,239	6,239
HSBC Bank PLC	EUR	Purchase	12/15/10	223,455	13,432
JPMorgan Chase Bank NA	AUD	Purchase	12/15/10	96,088	2,303
	EUR	Purchase	12/15/10	631,622	20,011
UBS AG	EUR	Purchase	12/15/10	652,652	12,639
Westpac Banking Corp.	AUD	Purchase	12/15/10	214,554	3,311
	GBP	Purchase	12/15/10	750,133	18,671

TOTAL					$110,792

Forward Foreign Currency Exchange Contracts with Unrealized Loss

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Citibank NA	EUR	Sale	12/15/10	$222,092	$(8,220)
Credit Suisse (International) Holding AG	JPY	Sale	12/15/10	353,585	(3,125)
	NZD	Purchase	12/15/10	212,249	(981)
	CHF	Sale	12/15/10	222,853	(6,991)
Deutsche Bank Securities, Inc.	NZD	Sale	12/15/10	913,091	(21,758)
HSBC Bank PLC	EUR	Sale	12/15/10	865,207	(15,035)
JPMorgan Chase Bank NA	EUR	Sale	10/22/10	434,820	(27,652)
	CAD	Sale	12/15/10	62,632	(381)
	GBP	Sale	10/29/10	829,697	(8,161)
Royal Bank of Canada	CAD	Sale	12/15/10	214,036	(1,036)
	EUR	Purchase	12/15/10	425,109	(1,062)
Westpac Banking Corp.	AUD	Sale	12/15/10	307,354	(16,311)

TOTAL					$(110,713)

Forward Foreign Cross Currency Exchange Contracts with Unrealized Gain (Purchase/Sale)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Gain

Citibank NA	EUR/CHF	12/15/10	443,262	$446,910	$3,648
Deutsche Bank Securities, Inc.	EUR/GBP	12/15/10	224,178	227,542	3,364
HSBC Bank PLC	EUR/GBP	12/15/10	432,131	444,185	12,054
	EUR/NOK	12/15/10	438,331	441,460	3,129
	SEK/EUR	12/15/10	444,185	444,222	37
Royal Bank of Canada	EUR/CAD	12/15/10	320,660	332,457	11,797
UBS AG	EUR/CAD	12/15/10	318,966	322,920	3,954
	SEK/EUR	12/15/10	538,427	543,922	5,495

TOTAL					$43,478

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
Forward Foreign Cross Currency Exchange Contracts with Unrealized Loss (Purchase/Sale)

		Expiration	Purchase	Sale	Unrealized
Counterparty	Currency	Date	Current Value	Current Value	Loss

Citibank NA	EUR/SEK	12/15/10	453,529	452,360	$(1,169)
	NZD/EUR	12/15/10	344,720	324,409	(20,311)
Credit Suisse International	NZD/EUR	12/15/10	213,917	206,755	(7,162)
HSBC Bank PLC	CHF/EUR	12/15/10	230,267	222,853	(7,414)
	EUR/SEK	12/15/10	456,699	455,085	(1,614)
	NZD/EUR	12/15/10	455,085	429,183	(25,902)
Royal Bank of Canada	CAD/EUR	12/15/10	455,085	428,278	(26,807)
	CHF/EUR	12/15/10	223,455	219,835	(3,620)
UBS AG	CHF/EUR	12/15/10	227,543	222,145	(5,398)
	NOK/EUR	12/15/10	671,001	660,140	(10,861)
	JPY/EUR	12/15/10	230,268	215,900	(14,368)
Westpac Banking Corp.	AUD/EUR	12/15/10	222,092	217,471	(4,621)

TOTAL					$(129,247)

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Euro-Bund	9	December 2010	$1,612,548	$10,615
Eurodollars	(6)	December 2010	(1,494,600)	(1,213)
Eurodollars	(6)	March 2011	(1,493,850)	(1,739)
Eurodollars	(6)	June 2011	(1,492,725)	(2,489)
Eurodollars	(6)	September 2011	(1,491,300)	(3,238)
Eurodollars	(6)	December 2011	(1,489,500)	(4,414)
Eurodollars	(7)	March 2012	(1,735,388)	(6,082)
U.S. Treasury Bonds	35	December 2010	4,680,156	26,971
2 Year U.S. Treasury Notes	(1)	December 2010	(219,484)	(330)
5 Year U.S. Treasury Notes	150	December 2010	18,130,078	145,353
10 Year Australian Bonds	10	December 2010	1,042,678	6,466
10 Year U.S. Treasury Notes	19	December 2010	2,394,891	(328)

TOTAL				$169,572

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$190,661,977

Gross unrealized gain	7,630,599
Gross unrealized loss	(2,182,426)

Net unrealized security gain	$5,448,173

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Automobiles & Components — 0.7%
59,313	Ford Motor Co.*	$725,991
4,200	Harley-Davidson, Inc.	119,448
11,635	Johnson Controls, Inc.	354,868
4,800	The Goodyear Tire & Rubber Co.*	51,600

		1,251,907

Banks — 2.8%
12,100	BB&T Corp.	291,368
3,050	Comerica, Inc.	113,307
13,705	Fifth Third Bancorp	164,871
4,408	First Horizon National Corp.*	50,293
8,700	Hudson City Bancorp, Inc.	106,662
12,749	Huntington Bancshares, Inc.	72,287
15,300	KeyCorp	121,788
1,516	M&T Bank Corp.	124,024
9,100	Marshall & Ilsley Corp.	64,064
6,100	People’s United Financial, Inc.	79,849
8,957	PNC Financial Services Group, Inc.	464,958
21,525	Regions Financial Corp.	156,487
8,800	SunTrust Banks, Inc.	227,304
33,351	U.S. Bancorp	721,049
90,139	Wells Fargo & Co.	2,265,193
2,800	Zions Bancorporation	59,808

		5,083,312

Capital Goods — 8.0%
12,439	3M Co.	1,078,586
10,971	Caterpillar, Inc.	863,198
3,500	Cummins, Inc.	317,030
9,200	Danaher Corp.	373,612
7,279	Deere & Co.	507,929
3,101	Dover Corp.	161,903
2,900	Eaton Corp.	239,221
13,096	Emerson Electric Co.	689,635
2,600	Fastenal Co.	138,294
1,000	Flowserve Corp.	109,420
2,982	Fluor Corp.	147,698
6,606	General Dynamics Corp.	414,923
184,608	General Electric Co.	2,999,880
2,237	Goodrich Corp.	164,934
13,308	Honeywell International, Inc.	584,754
8,700	Illinois Tool Works, Inc.	409,074
3,100	ITT Corp.	145,173
2,300	Jacobs Engineering Group, Inc.*	89,010
2,000	L-3 Communications Holdings, Inc.	144,540
5,151	Lockheed Martin Corp.	367,163
6,500	Masco Corp.	71,565
5,192	Northrop Grumman Corp.	314,791
6,293	PACCAR, Inc.	303,008
2,100	Pall Corp.	87,444
2,748	Parker Hannifin Corp.	192,525
2,500	Precision Castparts Corp.	318,375
3,500	Quanta Services, Inc.*	66,780
6,676	Raytheon Co.	305,160
2,500	Rockwell Automation, Inc.	154,325
2,660	Rockwell Collins, Inc.	154,945
1,600	Roper Industries, Inc.	104,288
1,103	Snap-On, Inc.	51,301

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
5,100	Textron, Inc.	$104,856
12,667	The Boeing Co.	842,862
8,800	Tyco International Ltd.	323,224
16,114	United Technologies Corp.	1,147,800
1,033	W.W. Grainger, Inc.	123,041

		14,612,267

Commercial & Professional Services — 0.6%
2,100	Avery Dennison Corp.	77,952
2,300	Cintas Corp.	63,365
800	Dun & Bradstreet Corp.	59,312
2,050	Equifax, Inc.	63,960
3,000	Iron Mountain, Inc.	67,020
3,500	Pitney Bowes, Inc.	74,830
3,500	R.R. Donnelley & Sons Co.	59,360
5,310	Republic Services, Inc.	161,902
2,800	Robert Half International, Inc.	72,800
1,400	Stericycle, Inc.*	97,272
8,449	Waste Management, Inc.	301,967

		1,099,740

Consumer Durables & Apparel — 1.1%
5,300	Coach, Inc.	227,688
4,700	D.R. Horton, Inc.	52,264
5,000	Eastman Kodak Co.*	21,000
2,700	Fortune Brands, Inc.	132,921
1,100	Harman International Industries, Inc.*	36,751
2,121	Hasbro, Inc.	94,406
2,500	Leggett & Platt, Inc.	56,900
3,100	Lennar Corp. Class A	47,678
6,151	Mattel, Inc.	144,302
4,733	Newell Rubbermaid, Inc.	84,295
6,759	NIKE, Inc. Class B	541,666
1,000	Polo Ralph Lauren Corp.	89,860
5,413	Pulte Group, Inc.*	47,418
2,752	Stanley Black & Decker, Inc.	168,642
1,600	VF Corp.	129,632
1,359	Whirlpool Corp.	110,025

		1,985,448

Consumer Services — 1.8%
2,100	Apollo Group, Inc. Class A*	107,835
7,400	Carnival Corp.	282,754
2,420	Darden Restaurants, Inc.	103,528
1,100	DeVry, Inc.	54,131
5,500	H&R Block, Inc.	71,225
4,900	International Game Technology	70,805
4,963	Marriott International, Inc. Class A	177,824
18,497	McDonald’s Corp.	1,378,211
12,856	Starbucks Corp.	328,857
3,300	Starwood Hotels & Resorts Worldwide, Inc.	173,415
2,926	Wyndham Worldwide Corp.	80,377
1,200	Wynn Resorts Ltd.	104,124
8,197	Yum! Brands, Inc.	377,554

		3,310,640

Diversified Financials — 7.1%
18,131	American Express Co.	762,046

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
4,280	Ameriprise Financial, Inc.	$202,572
173,692	Bank of America Corp.	2,277,102
8,033	Capital One Financial Corp.	317,705
412,140	Citigroup, Inc.*	1,607,346
1,139	CME Group, Inc.	296,652
9,317	Discover Financial Services	155,408
2,750	E*Trade Financial Corp.*	39,985
1,656	Federated Investors, Inc. Class B	37,691
2,530	Franklin Resources, Inc.	270,457
1,300	IntercontinentalExchange, Inc.*	136,136
7,700	Invesco Ltd.	163,471
3,700	Janus Capital Group, Inc.	40,515
68,634	JPMorgan Chase & Co.	2,612,896
2,500	Legg Mason, Inc.	75,775
3,200	Leucadia National Corp.*	75,584
3,600	Moody’s Corp.	89,928
24,147	Morgan Stanley	595,948
4,200	Northern Trust Corp.	202,608
4,700	NYSE Euronext	134,279
8,571	SLM Corp.*	98,995
8,867	State Street Corp.	333,931
4,600	T. Rowe Price Group, Inc.	230,299
21,115	The Bank of New York Mellon Corp.	551,735
16,842	The Charles Schwab Corp.	234,104
8,877	The Goldman Sachs Group, Inc.(a)	1,283,437
2,800	The NASDAQ OMX Group, Inc.*	54,404

		12,881,009

Energy — 10.7%
8,618	Anadarko Petroleum Corp.	491,657
6,316	Apache Corp.	617,452
7,415	Baker Hughes, Inc.	315,879
1,700	Cabot Oil & Gas Corp.	51,187
4,100	Cameron International Corp.*	176,136
11,517	Chesapeake Energy Corp.	260,860
34,773	Chevron Corp.	2,818,352
25,752	ConocoPhillips	1,478,937
4,000	Consol Energy, Inc.	147,840
6,700	Denbury Resources, Inc.*	106,463
7,472	Devon Energy Corp.	483,737
1,200	Diamond Offshore Drilling, Inc.	81,324
12,430	El Paso Corp.	153,883
4,281	EOG Resources, Inc.	398,005
88,280	Exxon Mobil Corp.	5,454,821
2,023	FMC Technologies, Inc.*	138,151
15,517	Halliburton Co.	513,147
2,000	Helmerich & Payne, Inc.	80,920
5,100	Hess Corp.	301,512
12,308	Marathon Oil Corp.	407,395
1,700	Massey Energy Co.	52,734
3,300	Murphy Oil Corp.	204,336
5,300	Nabors Industries Ltd.*	95,718
7,418	National-Oilwell Varco, Inc.	329,879
3,100	Noble Energy, Inc.	232,779
14,000	Occidental Petroleum Corp.	1,096,200
4,706	Peabody Energy Corp.	230,641
2,100	Pioneer Natural Resources Co.	136,563

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
3,050	QEP Resources, Inc.	$91,927
2,800	Range Resources Corp.	106,764
1,800	Rowan Companies, Inc.*	54,648
23,518	Schlumberger Ltd.	1,448,944
6,100	Southwestern Energy Co.*	203,984
11,142	Spectra Energy Corp.	251,252
1,900	Sunoco, Inc.	69,350
3,000	Tesoro Corp.	40,080
10,383	The Williams Companies, Inc.	198,419
10,113	Valero Energy Corp.	177,079

		19,498,955

Food & Staples Retailing — 2.5%
7,587	Costco Wholesale Corp.	489,286
23,764	CVS Caremark Corp.	747,853
7,000	Safeway, Inc.	148,120
4,273	SUPERVALU, Inc.	49,268
10,200	Sysco Corp.	290,904
11,032	The Kroger Co.	238,953
17,000	Walgreen Co.	569,500
34,660	Wal-Mart Stores, Inc.	1,855,003
2,500	Whole Foods Market, Inc.*	92,775

		4,481,662

Food, Beverage & Tobacco — 6.1%
35,826	Altria Group, Inc.	860,540
10,933	Archer-Daniels-Midland Co.	348,981
1,850	Brown-Forman Corp. Class B	114,034
3,300	Campbell Soup Co.	117,975
5,550	Coca-Cola Enterprises, Inc.	172,050
7,800	ConAgra Foods, Inc.	171,132
3,400	Constellation Brands, Inc. Class A*	60,146
3,300	Dean Foods Co.*	33,693
4,100	Dr. Pepper Snapple Group, Inc.	145,632
11,024	General Mills, Inc.	402,817
5,368	H.J. Heinz Co.	254,282
1,200	Hormel Foods Corp.	53,520
4,300	Kellogg Co.	217,193
29,957	Kraft Foods, Inc. Class A	924,473
2,616	Lorillard, Inc.	210,091
2,400	McCormick & Co., Inc.	100,896
3,602	Mead Johnson Nutrition Co. Class A	204,990
2,800	Molson Coors Brewing Co. Class B	132,216
27,562	PepsiCo, Inc.	1,831,219
31,644	Philip Morris International, Inc.	1,772,697
2,945	Reynolds American, Inc.	174,904
11,500	Sara Lee Corp.	154,445
39,980	The Coca-Cola Co.	2,339,630
2,600	The Hershey Co.	123,734
2,034	The J.M. Smucker Co.	123,118
5,400	Tyson Foods, Inc. Class A	86,508

		11,130,916

Health Care Equipment & Services — 3.7%
7,389	Aetna, Inc.	233,566
4,960	AmerisourceBergen Corp.	152,073
10,210	Baxter International, Inc.	487,119
4,123	Becton, Dickinson and Co.	305,514

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
26,906	Boston Scientific Corp.*	$164,934
1,567	C. R. Bard, Inc.	127,601
5,932	Cardinal Health, Inc.	195,993
3,816	CareFusion Corp.*	94,789
1,200	Cerner Corp.*	100,788
4,719	CIGNA Corp.	168,846
2,600	Coventry Health Care, Inc.*	55,978
1,900	DaVita, Inc.*	131,157
2,500	DENTSPLY International, Inc.	79,925
9,474	Express Scripts, Inc.*	461,384
2,790	Hospira, Inc.*	159,058
2,900	Humana, Inc.*	145,696
651	Intuitive Surgical, Inc.*	184,715
1,800	Laboratory Corp. of America Holdings*	141,174
4,464	McKesson Corp.	275,786
7,437	Medco Health Solutions, Inc.*	387,170
18,558	Medtronic, Inc.	623,178
1,681	Patterson Companies, Inc.	48,161
2,700	Quest Diagnostics, Inc.	136,269
5,580	St. Jude Medical, Inc.*	219,517
5,900	Stryker Corp.	295,295
8,150	Tenet Healthcare Corp.*	38,468
19,370	UnitedHealth Group, Inc.	680,081
2,100	Varian Medical Systems, Inc.*	127,050
6,864	WellPoint, Inc.*	388,777
3,517	Zimmer Holdings, Inc.*	184,045

		6,794,107

Household & Personal Products — 2.5%
7,500	Avon Products, Inc.	240,825
8,448	Colgate-Palmolive Co.	649,313
7,240	Kimberly-Clark Corp.	470,962
2,400	The Clorox Co.	160,224
2,000	The Estee Lauder Companies, Inc. Class A	126,460
49,195	The Procter & Gamble Co.	2,950,224

		4,598,008

Insurance — 4.0%
5,900	ACE Ltd.	343,675
7,992	Aflac, Inc.	413,266
2,441	American International Group, Inc.*	95,443
4,450	Aon Corp.	174,040
1,800	Assurant, Inc.	73,260
29,959	Berkshire Hathaway, Inc. Class B*	2,477,010
3,068	Cincinnati Financial Corp.	88,512
8,600	Genworth Financial, Inc. Class A*	105,092
5,358	Lincoln National Corp.	128,163
5,547	Loews Corp.	210,231
9,188	Marsh & McLennan Companies, Inc.	221,615
15,481	MetLife, Inc.	595,245
5,432	Principal Financial Group, Inc.	140,797
8,033	Prudential Financial, Inc.	435,228
9,338	The Allstate Corp.	294,614
5,449	The Chubb Corp.	310,539
7,873	The Hartford Financial Services Group,Inc.	180,685
11,882	The Progressive Corp.	247,977

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
8,084	The Travelers Companies, Inc.	$421,176
1,441	Torchmark Corp.	76,575
5,818	Unum Group	128,869
6,200	XL Group PLC	134,292

		7,296,304

Materials — 3.6%
3,600	Air Products & Chemicals, Inc.	298,152
1,500	Airgas, Inc.	101,925
2,200	AK Steel Holding Corp.	30,382
18,268	Alcoa, Inc.	221,226
1,851	Allegheny Technologies, Inc.	85,979
1,500	Ball Corp.	88,275
1,900	Bemis Co., Inc.	60,325
1,190	CF Industries Holdings, Inc.	113,645
2,294	Cliffs Natural Resources, Inc.	146,632
15,838	E.I. du Pont de Nemours & Co.	706,692
1,200	Eastman Chemical Co.	88,800
4,012	Ecolab, Inc.	203,569
1,300	FMC Corp.	88,933
8,218	Freeport-McMoRan Copper & Gold, Inc.	701,735
1,400	International Flavors & Fragrances, Inc.	67,928
7,859	International Paper Co.	170,933
3,198	MeadWestvaco Corp.	77,967
9,454	Monsanto Co.	453,130
8,587	Newmont Mining Corp.	539,349
5,600	Nucor Corp.	213,920
3,000	Owens-Illinois, Inc.*	84,180
2,200	Pactiv Corp.*	72,556
2,800	PPG Industries, Inc.	203,840
5,200	Praxair, Inc.	469,352
2,616	Sealed Air Corp.	58,808
2,200	Sigma-Aldrich Corp.	132,836
20,113	The Dow Chemical Co.	552,303
1,600	The Sherwin-Williams Co.	120,224
1,500	Titanium Metals Corp.*	29,940
2,420	United States Steel Corp.	106,093
2,100	Vulcan Materials Co.	77,532
9,509	Weyerhaeuser Co.	149,862

		6,517,023

Media — 3.0%
11,964	CBS Corp. Class B	189,749
48,612	Comcast Corp. Class A	878,905
14,992	DIRECTV Class A*	624,117
5,000	Discovery Communications, Inc. Class A*	217,750
4,271	Gannett Co., Inc.	52,234
500	Meredith Corp.	16,655
39,186	News Corp. Class A	511,769
5,248	Omnicom Group, Inc.	207,191
1,700	Scripps Networks Interactive, Inc. Class A	80,886
8,571	The Interpublic Group of Companies, Inc.*	85,967
5,308	The McGraw-Hill Companies, Inc.	175,483
2,200	The New York Times Co. Class A*	17,028

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
33,129	The Walt Disney Co.	$1,096,901
133	The Washington Post Co. Class B	53,122
6,196	Time Warner Cable, Inc.	334,522
19,371	Time Warner, Inc.	593,721
10,444	Viacom, Inc. Class B	377,968

		5,513,968

Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
26,798	Abbott Laboratories	1,399,928
5,400	Allergan, Inc.	359,262
16,468	Amgen, Inc.*	907,551
4,115	Biogen Idec, Inc.*	230,934
30,026	Bristol-Myers Squibb Co.	814,005
8,100	Celgene Corp.*	466,641
1,400	Cephalon, Inc.*	87,416
17,542	Eli Lilly & Co.	640,809
5,100	Forest Laboratories, Inc.*	157,743
4,425	Genzyme Corp.*	313,246
14,400	Gilead Sciences, Inc.*	512,784
47,794	Johnson & Johnson	2,961,316
4,666	King Pharmaceuticals, Inc.*	46,473
3,170	Life Technologies Corp.*	148,007
53,369	Merck & Co., Inc.	1,964,513
5,200	Mylan, Inc.*	97,812
2,300	PerkinElmer, Inc.	53,222
139,556	Pfizer, Inc.	2,396,177
7,168	Thermo Fisher Scientific, Inc.*	343,204
1,600	Waters Corp.*	113,248
1,800	Watson Pharmaceuticals, Inc.*	76,158

		14,090,449

Real Estate — 1.4%
2,080	Apartment Investment & Management Co. Class A (REIT)	44,470
1,491	AvalonBay Communities, Inc. (REIT)	154,960
2,427	Boston Properties, Inc. (REIT)	201,732
4,300	CB Richard Ellis Group, Inc. Class A*	78,604
223	Developers Diversified Realty Corp. (REIT)	2,502
4,800	Equity Residential (REIT)	228,336
5,200	HCP, Inc. (REIT)	187,096
2,100	Health Care REIT, Inc. (REIT)	99,414
11,652	Host Hotels & Resorts, Inc. (REIT)	168,721
6,800	Kimco Realty Corp. (REIT)	107,100
2,800	Plum Creek Timber Co., Inc. (REIT)	98,840
8,100	ProLogis (REIT)	95,418
2,351	Public Storage, Inc. (REIT)	228,141
5,007	Simon Property Group, Inc. (REIT)	464,349
2,600	Ventas, Inc. (REIT)	134,082
2,722	Vornado Realty Trust (REIT)	232,813

		2,526,578

Retailing — 3.7%
1,377	Abercrombie & Fitch Co. Class A	54,144
6,138	Amazon.com, Inc.*	964,034
1,072	AutoNation, Inc.*	24,924
479	AutoZone, Inc.*	109,648
4,624	Bed Bath & Beyond, Inc.*	200,728

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
5,850	Best Buy Co., Inc.	$238,855
1,300	Big Lots, Inc.*	43,225
4,000	CarMax, Inc.*	111,440
3,800	Expedia, Inc.	107,198
2,400	Family Dollar Stores, Inc.	105,984
2,600	GameStop Corp. Class A*	51,246
2,740	Genuine Parts Co.	122,177
4,100	J.C. Penney Co., Inc.	111,438
5,419	Kohl’s Corp.*	285,473
4,500	Limited Brands, Inc.	120,510
24,136	Lowe’s Companies, Inc.	537,991
7,534	Macy’s, Inc.	173,960
2,924	Nordstrom, Inc.	108,773
5,100	Office Depot, Inc.*	23,460
2,500	O’Reilly Automotive, Inc.*	133,000
860	Priceline.com, Inc.*	299,572
2,300	RadioShack Corp.	49,059
2,178	Ross Stores, Inc.	118,962
900	Sears Holdings Corp.*	64,926
12,497	Staples, Inc.	261,437
12,539	Target Corp.	670,084
7,550	The Gap, Inc.	140,732
28,864	The Home Depot, Inc.	914,412
6,993	The TJX Companies, Inc.	312,098
2,100	Tiffany & Co.	98,679
2,100	Urban Outfitters, Inc.*	66,024

		6,624,193

Semiconductors & Semiconductor Equipment — 2.4%
10,200	Advanced Micro Devices, Inc.*	72,522
5,474	Altera Corp.	165,096
4,900	Analog Devices, Inc.	153,762
22,722	Applied Materials, Inc.	265,393
7,450	Broadcom Corp. Class A	263,655
880	First Solar, Inc.*	129,668
96,280	Intel Corp.	1,851,464
3,025	KLA-Tencor Corp.	106,571
3,800	Linear Technology Corp.	116,774
12,700	LSI Corp.*	57,912
3,700	MEMC Electronic Materials, Inc.*	44,104
3,100	Microchip Technology, Inc.	97,495
15,643	Micron Technology, Inc.*	112,786
4,400	National Semiconductor Corp.	56,188
1,865	Novellus Systems, Inc.*	49,572
9,550	NVIDIA Corp.*	111,544
3,400	Teradyne, Inc.*	37,876
20,728	Texas Instruments, Inc.	562,558
4,600	Xilinx, Inc.	122,406

		4,377,346

Software & Services — 7.1%
9,315	Adobe Systems, Inc.*	243,587
3,000	Akamai Technologies, Inc.*	150,540
4,100	Autodesk, Inc.*	131,077
8,400	Automatic Data Processing, Inc.	353,052
3,100	BMC Software, Inc.*	125,488
7,104	CA, Inc.	150,037
3,200	Citrix Systems, Inc.*	218,368

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
5,135	Cognizant Technology Solutions Corp. Class A*	$331,053
2,700	Computer Sciences Corp.	124,200
4,700	Compuware Corp.*	40,091
19,544	eBay, Inc.*	476,874
6,000	Electronic Arts, Inc.*	98,580
4,200	Fidelity National Information Services, Inc.	113,946
2,750	Fiserv, Inc.*	148,005
4,349	Google, Inc. Class A*	2,286,661
4,900	Intuit, Inc.*	214,669
1,700	Mastercard, Inc. Class A	380,800
2,600	McAfee, Inc.*	122,876
132,047	Microsoft Corp.	3,233,831
2,600	Monster Worldwide, Inc.*	33,696
5,300	Novell, Inc.*	31,641
67,163	Oracle Corp.	1,803,327
5,509	Paychex, Inc.	151,442
3,155	Red Hat, Inc.*	129,355
4,933	SAIC, Inc.*	78,829
1,900	Salesforce.com, Inc.*	212,420
13,712	Symantec Corp.*	208,011
12,019	The Western Union Co.	212,376
3,200	Total System Services, Inc.	48,768
2,902	VeriSign, Inc.*	92,109
8,580	Visa, Inc. Class A	637,151
23,400	Yahoo!, Inc.*	331,578

		12,914,438

Technology Hardware & Equipment — 9.1%
6,196	Agilent Technologies, Inc.*	206,761
3,100	Amphenol Corp. Class A	151,838
15,823	Apple, Inc.*	4,489,776
98,858	Cisco Systems, Inc.*	2,164,990
27,025	Corning, Inc.	494,017
29,500	Dell, Inc.*	382,320
35,872	EMC Corp.*	728,560
2,900	FLIR Systems, Inc.*	74,530
2,400	Harris Corp.	106,296
39,333	Hewlett-Packard Co.	1,654,739
21,847	International Business Machines Corp.	2,930,557
3,783	Jabil Circuit, Inc.	54,513
3,425	JDS Uniphase Corp.*	42,436
9,000	Juniper Networks, Inc.*	273,150
1,200	Lexmark International, Inc. Class A*	53,544
2,025	Molex, Inc.	42,383
40,582	Motorola, Inc.*	346,164
6,011	NetApp, Inc.*	299,288
2,300	QLogic Corp.*	40,572
27,818	QUALCOMM, Inc.	1,255,148
4,100	SanDisk Corp.*	150,265
6,600	Tellabs, Inc.	49,170
3,100	Teradata Corp.*	119,536
4,200	Western Digital Corp.*	119,238
24,276	Xerox Corp.	251,257

		16,481,048

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — 3.2%
6,940	American Tower Corp. Class A*	$355,744
102,306	AT&T, Inc.	2,925,952
5,027	CenturyLink, Inc.	198,366
17,008	Frontier Communications Corp.	138,955
4,000	MetroPCS Communications, Inc.*	41,840
30,163	Qwest Communications International, Inc.	189,122
51,210	Sprint Nextel Corp.*	237,102
49,043	Verizon Communications, Inc.	1,598,311
7,681	Windstream Corp.	94,400

		5,779,792

Transportation — 2.0%
2,830	C.H. Robinson Worldwide, Inc.	197,874
6,462	CSX Corp.	357,478
3,800	Expeditors International of Washington, Inc.	175,674
5,500	FedEx Corp.	470,250
6,435	Norfolk Southern Corp.	382,947
800	Ryder System, Inc.	34,216
12,918	Southwest Airlines Co.	168,838
8,620	Union Pacific Corp.	705,116
17,192	United Parcel Service, Inc. Class B	1,146,534

		3,638,927

Utilities — 3.6%
2,800	Allegheny Energy, Inc.	68,656
3,977	Ameren Corp.	112,947
8,291	American Electric Power Co., Inc.	300,383
7,198	CenterPoint Energy, Inc.	113,153
4,200	CMS Energy Corp.	75,684
4,900	Consolidated Edison, Inc.	236,278
3,477	Constellation Energy Group, Inc.	112,098
10,247	Dominion Resources, Inc.	447,384
2,800	DTE Energy Co.	128,604
22,793	Duke Energy Corp.	403,664
5,469	Edison International	188,079
3,275	Entergy Corp.	250,636
2,400	EQT Corp.	86,544
11,281	Exelon Corp.	480,345
5,411	FirstEnergy Corp.	208,540
1,431	Integrys Energy Group, Inc.	74,498
7,246	NextEra Energy, Inc.	394,110
700	Nicor, Inc.	32,074
4,500	NiSource, Inc.	78,300
2,790	Northeast Utilities	82,500
4,300	NRG Energy, Inc.*	89,526
1,700	Oneok, Inc.	76,568
3,600	Pepco Holdings, Inc.	66,960
6,431	PG&E Corp.	292,096
2,000	Pinnacle West Capital Corp.	82,540
8,151	PPL Corp.	221,952
4,877	Progress Energy, Inc.	216,636
8,842	Public Service Enterprise Group, Inc.	292,493
2,131	SCANA Corp.	85,922
4,313	Sempra Energy	232,039
14,341	Southern Co.	534,059
3,600	TECO Energy, Inc.	62,352

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
11,864	The AES Corp.*	$134,656
2,100	Wisconsin Energy Corp.	121,380
7,810	Xcel Energy, Inc.	179,396

		6,563,052

TOTAL COMMON STOCKS		$179,051,089

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Obligation(b)(c) — 0.2%
United States Treasury Bill
$355,000	0.000%	10/14/10	$354,987

Shares	Rate	Value
Short-term Investment(d) — 1.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,600,581	0.129%	$2,600,581

TOTAL INVESTMENTS — 100.1%		$182,006,657

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(167,771)

NET ASSETS — 100.0%		$181,838,886

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Issued with zero coupon. Income is recognized through the accretion of discount.

(c) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(d) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	56	December 2010	$3,182,760	$89,054

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$188,841,072

Gross unrealized gain	24,707,384
Gross unrealized loss	(31,541,799)

Net unrealized security loss	$(6,834,415)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 48.2%
Adjustable Rate Non-Agency(a) — 1.3%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
$450,488	2.570%	09/25/35	$310,259
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
437,692	5.702	08/19/36	290,661
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
436,896	3.309	07/25/35	401,872

			1,002,792

Collateralized Mortgage Obligations — 1.6%
Interest Only(a)(b) — 0.0%
FNMA REMIC Series 2004-47, Class EI
$251,397	0.000%	06/25/34	$1,467
FNMA REMIC Series 2004-62, Class DI
112,644	0.000	07/25/33	457

			1,924

Regular Floater(a) — 1.0%
FHLMC REMIC Series 2007-3325, Class SX(c)
18,297	0.000	06/15/37	18,126
FNMA REMIC Series 2007-2, Class FM
339,058	0.506	02/25/37	336,780
FNMA REMIC Series 2007-20, Class FP
429,643	0.556	03/25/37	426,834

			781,740

Sequential Fixed Rate — 0.6%
Banc of America Funding Corp. Series 2007-8, Class 2A1
580,963	7.000	10/25/37	435,099

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$1,218,763

Federal Agencies — 45.3%
Adjustable Rate FHLMC(a) — 1.0%
$453,780	3.248%	09/01/35	$475,913
273,946	4.726	10/01/35	286,127

			762,040

Adjustable Rate FNMA(a) — 1.3%
203,501	2.201	05/01/33	210,791
433,381	2.582	05/01/35	454,885
344,396	4.982	12/01/35	360,237

			1,025,913

FHLMC — 3.3%
3,925	10.000	03/01/21	4,374
7,805	6.500	06/01/23	8,479
175,748	5.000	05/01/39	188,455
447,241	5.000	06/01/39	479,579
92,637	5.000	07/01/39	99,335
25,523	4.500	09/01/39	26,855
28,939	4.500	10/01/39	30,449
286,566	5.000	10/01/39	306,324
284,990	5.000	12/01/39	305,596
59,547	4.500	04/01/40	62,785
136,760	4.500	05/01/40	144,196
483,907	4.500	06/01/40	509,377
216,778	4.500	08/01/40	228,092

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FHLMC — (continued)
$143,327	4.500%	09/01/40	$150,807

			2,544,703

FNMA — 34.3%
1,828	5.000	02/01/14	1,893
35,737	5.000	11/01/17	38,121
181,038	5.000	12/01/17	193,111
141,374	5.000	01/01/18	150,802
55,184	5.000	02/01/18	58,947
161,428	5.000	03/01/18	172,333
497,388	5.000	04/01/18	531,302
255,208	5.000	05/01/18	272,609
524,625	5.000	06/01/18	560,399
14,457	5.000	07/01/18	15,442
927,371	4.000	09/01/18	982,400
332,370	5.000	11/01/18	355,033
414,287	5.000	12/01/18	442,535
32,070	5.000	01/01/19	34,257
73,455	5.000	02/01/19	78,563
351,276	5.000	03/01/19	375,705
695,940	5.500	03/01/19	754,551
304,043	5.000	04/01/19	325,187
387,749	5.000	06/01/19	414,187
236,155	6.000	09/01/19	255,613
375,413	5.000	12/01/19	401,432
291,944	6.000	12/01/20	315,999
11,664	8.000	09/01/21	13,351
15,236	5.000	04/01/23	16,158
70,658	5.000	06/01/23	75,017
5,074	6.000	05/01/33	5,562
27,953	5.000	08/01/33	29,649
2,141	6.000	12/01/33	2,344
2,107	6.000	12/01/34	2,294
45,002	5.000	04/01/35	47,605
2,582	6.000	04/01/35	2,806
5,753	6.000	02/01/36	6,241
16,657	6.500	03/01/36	18,335
157,613	5.000	02/01/39	168,455
167,350	5.000	03/01/39	178,861
358,380	4.500	05/01/39	377,601
117,770	5.000	05/01/39	125,999
64,846	4.500	06/01/39	68,466
534,747	5.000	07/01/39	571,869
28,826	4.500	08/01/39	30,435
931,745	5.000	08/01/39	1,000,497
95,562	4.500	09/01/39	100,897
296,094	5.000	09/01/39	317,354
285,632	4.500	10/01/39	301,158
1,031,087	5.000	10/01/39	1,103,469
51,618	5.000	11/01/39	55,169
285,496	4.500	12/01/39	301,433
1,645,922	5.000	01/01/40	1,762,041
81,058	5.000	02/01/40	86,634
99,088	4.500	07/01/40	104,619
995,799	5.000	07/01/40	1,049,228

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$2,000,000	3.500%	TBA-15yr(d)	$2,057,344
1,000,000	3.500	TBA-30yr(d)	1,007,422
1,000,000	4.000	TBA-30yr(d)	1,025,312
1,000,000	5.500	TBA-30yr(d)	1,062,890
4,000,000	6.000	TBA-30yr(d)	4,289,844
2,000,000	6.500	TBA-30yr(d)	2,181,719

			26,278,499

GNMA — 5.4%
4,000,000	4.000	TBA-30yr(d)	4,129,844

TOTAL FEDERAL AGENCIES			$34,740,999

TOTAL MORTGAGE-BACKED OBLIGATIONS			$36,962,554

Agency Debentures — 12.8%
FFCB
$500,000	5.400%	06/08/17	$597,126
FHLB
800,000	1.750	12/14/12	817,755
FHLMC
1,500,000	4.500	04/02/14	1,667,607
1,200,000	1.750	09/10/15	1,210,876
700,000	3.800	03/09/16	710,401
FNMA
800,000	3.000	01/28/15	807,126
1,000,000	3.000	02/17/15	1,009,819
Private Export Funding Corp.
2,000,000	3.550	04/15/13	2,139,118
Tennessee Valley Authority(e)
700,000	5.375	04/01/56	845,280

TOTAL AGENCY DEBENTURES			$9,805,108

Asset-Backed Securities — 2.6%
Credit Card — 0.7%
Chase Issuance Trust Series 2005-A11, Class A(a)
$500,000	0.327%	12/15/14	$498,362

Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
50,228	7.000	09/25/37	32,243
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
61,296	7.000	09/25/37	35,058

			67,301

Student Loan — 1.8%
Bank of America Student Loan Trust Series 2010-1A, Class A(a)(f)
500,000	1.362	02/25/43	499,955
Brazos Higher Education Authority Series 2005-3, Class A14(a)
220,354	0.399	09/25/23	217,232
KnowledgeWorks Foundation Series 2010-1, Class A(a)
300,000	1.242	02/25/42	296,287

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan — (continued)
Nelnet Student Loan Trust Series 2010-3A, Class A(a)(f)
$400,000	1.212%	07/25/48	$400,929

			1,414,403

TOTAL ASSET-BACKED SECURITIES			$1,980,066

Government Guarantee Obligations(g) — 6.6%
Ally Financial, Inc.
$1,100,000	1.750%	10/30/12	$1,125,829
Citigroup, Inc.(a)
840,000	0.842	12/09/10	841,136
Citigroup Funding, Inc.
1,300,000	1.875	10/22/12	1,333,770
600,000	1.875	11/15/12	615,735
General Electric Capital Corp.
700,000	2.125	12/21/12	722,914
U.S. Central Federal Credit Union
400,000	1.900	10/19/12	410,466

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$5,049,850

U.S. Treasury Obligations — 20.9%
United States Treasury Bonds
$800,000	4.375%	05/15/40	$898,480
100,000	3.875	08/15/40	103,391
United States Treasury Inflation-Protected Securities
900,000	2.375	04/15/11	1,000,659
500,000	3.000	07/15/12	643,772
100,000	2.375	01/15/25	132,998
United States Treasury Notes
1,800,000	1.000	04/30/12	1,818,108
600,000	0.750	05/31/12	603,654
1,600,000	0.625	06/30/12	1,606,512
200,000	2.375	03/31/16	209,754
400,000	3.000	09/30/16	431,532
1,800,000	3.125	10/31/16	1,953,990
200,000	2.750	02/15/19	207,458
450,000	3.125	05/15/19	478,255
2,400,000	3.625	08/15/19	2,639,208
600,000	3.375	11/15/19	646,368
United States Treasury Principal-Only STRIPS(h)
1,800,000	0.000	08/15/20	1,368,288
300,000	0.000	08/15/26	174,859
1,100,000	0.000	11/15/26	635,096
800,000	0.000	11/15/27	439,400

TOTAL U.S. TREASURY OBLIGATIONS			$15,991,782

Shares	Rate	Value
Short-term Investment(a) — 29.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
22,654,319	0.129%	$22,654,319

TOTAL INVESTMENTS — 120.7%		$92,443,679

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.7)%		(15,860,633)

NET ASSETS — 100.0%		$76,583,046

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(b) Security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with a zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $15,754,375, which represents approximately 20.6% of net assets as of September 30, 2010.

(e) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $900,884, which represents approximately 1.2% of net assets as of September 30, 2010.

(g) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h) Issued with zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	3	December 2010	$747,300	$3,818
2 Year U.S. Treasury Notes	5	December 2010	1,097,422	835
5 Year U.S. Treasury Notes	75	December 2010	9,065,039	47,814
10 Year U.S. Treasury Notes	5	December 2010	630,234	7,295

TOTAL				$59,762

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$90,494,810

Gross unrealized gain	2,477,368
Gross unrealized loss	(528,499)

Net unrealized security gain	$1,948,869

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Banks — 1.5%
151,600	People’s United Financial, Inc.	$1,984,444

Capital Goods — 8.5%
29,300	Alliant Techsystems, Inc.*	2,209,220
33,100	DigitalGlobe, Inc.*	1,006,240
74,400	Kennametal, Inc.	2,301,192
85,900	Quanta Services, Inc.*	1,638,972
26,500	Raytheon Co.	1,211,315
20,890	Rockwell Automation, Inc.	1,289,540
22,200	Roper Industries, Inc.	1,446,996

		11,103,475

Commercial & Professional Services — 3.9%
143,565	Iron Mountain, Inc.	3,207,242
65,416	Verisk Analytics, Inc. Class A*	1,832,302

		5,039,544

Consumer Durables & Apparel — 7.4%
35,210	Fortune Brands, Inc.	1,733,388
145,100	Newell Rubbermaid, Inc.	2,584,231
36,700	Phillips-Van Heusen Corp.	2,207,872
34,600	Polo Ralph Lauren Corp.	3,109,156

		9,634,647

Consumer Services — 1.1%
34,700	Coinstar, Inc.*	1,491,753

Diversified Financials — 7.8%
20,500	IntercontinentalExchange, Inc.*	2,146,760
56,400	Lazard Ltd. Class A	1,978,512
51,700	Northern Trust Corp.	2,494,008
169,500	SLM Corp.*	1,957,725
101,900	TD Ameritrade Holding Corp.*	1,645,685

		10,222,690

Energy — 9.8%
76,400	Cameron International Corp.*	3,282,144
21,000	Core Laboratories NV	1,848,840
32,300	Dril-Quip, Inc.*	2,006,153
99,000	Petrohawk Energy Corp.*	1,597,860
59,700	Southwestern Energy Co.*	1,996,368
21,800	Whiting Petroleum Corp.*	2,082,118

		12,813,483

Food, Beverage & Tobacco — 1.5%
41,500	Hansen Natural Corp.*	1,934,730

Health Care Equipment & Services — 7.2%
26,705	C. R. Bard, Inc.	2,174,588
57,800	CareFusion Corp.*	1,435,752
74,800	Emdeon, Inc. Class A*	911,064
34,000	Henry Schein, Inc.*	1,991,720
73,800	St. Jude Medical, Inc.*	2,903,292

		9,416,416

Household & Personal Products — 2.0%
83,200	Avon Products, Inc.	2,671,552

Materials — 3.4%
50,900	Ecolab, Inc.	2,582,666
30,600	Schweitzer-Mauduit International, Inc.	1,784,286

		4,366,952

Media — 1.4%
56,900	Lamar Advertising Co. Class A*	1,810,558

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
68,700	Amylin Pharmaceuticals, Inc.*	$1,432,395
28,700	Biogen Idec, Inc.*	1,610,644

		3,043,039

Real Estate — 2.3%
166,700	CB Richard Ellis Group, Inc. Class A*	3,047,276

Retailing — 9.6%
27,000	Advance Auto Parts, Inc.	1,584,360
65,200	Bed Bath & Beyond, Inc.*	2,830,332
43,300	Dick’s Sporting Goods, Inc.*	1,214,132
117,500	GameStop Corp. Class A*	2,315,925
61,400	PetSmart, Inc.	2,149,000
112,800	Staples, Inc.	2,359,776

		12,453,525

Semiconductors & Semiconductor Equipment — 4.7%
21,636	Altera Corp.	652,542
44,400	Broadcom Corp. Class A	1,571,316
40,500	Linear Technology Corp.	1,244,565
97,661	Xilinx, Inc.	2,598,759

		6,067,182

Software & Services — 11.2%
25,900	Citrix Systems, Inc.*	1,767,416
26,120	Cognizant Technology Solutions Corp. Class A*	1,683,957
30,200	Equinix, Inc.*	3,090,970
53,600	Genpact Ltd.*	950,328
77,500	Global Payments, Inc.	3,323,975
18,000	Salesforce.com, Inc.*	2,012,400
95,800	The Western Union Co.	1,692,786

		14,521,832

Technology Hardware & Equipment — 5.0%
54,520	Amphenol Corp. Class A	2,670,390
57,400	FLIR Systems, Inc.*	1,475,180
47,500	NetApp, Inc.*	2,365,025

		6,510,595

Telecommunication Services — 5.4%
53,669	American Tower Corp. Class A*	2,751,073
41,900	Crown Castle International Corp.*	1,849,885
127,600	tw telecom, inc.*	2,369,532

		6,970,490

Transportation — 0.7%
12,300	C.H. Robinson Worldwide, Inc.	860,016

TOTAL COMMON STOCKS		$125,964,199

Shares	Rate	Value
Short-term Investment(a) — 1.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,811,369	0.129%	$1,811,369

TOTAL INVESTMENTS — 98.1%		$127,775,568

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		2,419,167

NET ASSETS — 100.0%		$130,194,735

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$112,527,048

Gross unrealized gain	19,503,800
Gross unrealized loss	(4,255,280)

Net unrealized security gain	$15,248,520

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.0%
Automobiles & Components — 2.1%
818,296	Ford Motor Co.*	$10,015,943
385,453	Johnson Controls, Inc.	11,756,317

		21,772,260

Banks — 2.9%
97,300	PNC Financial Services Group, Inc.	5,050,843
206,996	SunTrust Banks, Inc.	5,346,707
893,681	U.S. Bancorp	19,321,383

		29,718,933

Capital Goods — 9.6%
256,034	Emerson Electric Co.	13,482,750
2,039,809	General Electric Co.	33,146,896
637,354	Honeywell International, Inc.	28,005,335
135,800	Illinois Tool Works, Inc.	6,385,316
275,899	The Boeing Co.	18,358,320

		99,378,617

Consumer Durables & Apparel — 1.4%
579,335	Newell Rubbermaid, Inc.	10,317,956
45,900	Polo Ralph Lauren Corp.	4,124,574

		14,442,530

Diversified Financials — 13.2%
2,462,586	Bank of America Corp.	32,284,502
109,551	Franklin Resources, Inc.	11,711,002
563,501	Invesco Ltd.	11,963,126
1,132,430	JPMorgan Chase & Co.	43,111,610
1,383,403	SLM Corp.*	15,978,305
249,733	State Street Corp.	9,404,945
497,172	The Bank of New York Mellon Corp.	12,991,104

		137,444,594

Energy — 9.5%
479,600	Halliburton Co.	15,860,372
458,938	Newfield Exploration Co.*	26,361,399
515,779	Occidental Petroleum Corp.	40,385,495
438,100	Range Resources Corp.	16,704,753

		99,312,019

Food & Staples Retailing — 2.7%
485,149	CVS Caremark Corp.	15,267,639
232,173	Wal-Mart Stores, Inc.	12,425,899

		27,693,538

Food, Beverage & Tobacco — 7.1%
424,947	Archer-Daniels-Midland Co.	13,564,308
711,881	General Mills, Inc.	26,012,132
308,799	PepsiCo, Inc.	20,516,605
89,800	The Coca-Cola Co.	5,255,096
296,776	Unilever NV	8,867,667

		74,215,808

Health Care Equipment & Services — 4.5%
543,791	Baxter International, Inc.	25,944,269
375,074	WellPoint, Inc.*	21,244,191

		47,188,460

Household & Personal Products — 0.7%
127,000	The Procter & Gamble Co.	7,616,190

Insurance — 9.3%
359,491	Aflac, Inc.	18,589,280
148,438	Everest Re Group Ltd.	12,835,434

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
316,476	Marsh & McLennan Companies, Inc.	$7,633,401
381,970	Prudential Financial, Inc.	20,695,135
336,196	The Allstate Corp.	10,606,984
451,176	The Hartford Financial Services Group, Inc.	10,354,489
312,665	The Travelers Companies, Inc.	16,289,846

		97,004,569

Materials — 3.4%
107,356	Air Products & Chemicals, Inc.	8,891,224
53,700	CF Industries Holdings, Inc.	5,128,350
385,525	The Dow Chemical Co.	10,586,517
83,400	The Mosaic Co.	4,900,584
76,036	Walter Energy, Inc.	6,180,966

		35,687,641

Media — 4.6%
548,665	CBS Corp. Class B	8,701,827
1,202,519	Comcast Corp. Class A	21,741,543
892,524	DISH Network Corp. Class A	17,100,760

		47,544,130

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
133,600	Amgen, Inc.*	7,362,696
390,970	Biogen Idec, Inc.*	21,941,236
361,380	Johnson & Johnson	22,391,105
1,013,051	Merck & Co., Inc.	37,290,407

		88,985,444

Real Estate Investment Trust — 0.6%
97,510	Digital Realty Trust, Inc.	6,016,367

Retailing — 1.1%
535,535	Staples, Inc.	11,203,392

Semiconductors & Semiconductor Equipment — 0.8%
320,857	Texas Instruments, Inc.	8,708,059

Software & Services — 3.2%
277,121	BMC Software, Inc.*	11,217,858
21,137	Google, Inc. Class A*	11,113,623
403,008	Oracle Corp.	10,820,765

		33,152,246

Technology Hardware & Equipment — 2.5%
463,299	Cisco Systems, Inc.*	10,146,248
783,050	EMC Corp.*	15,903,746

		26,049,994

Telecommunication Services — 1.9%
4,251,949	Sprint Nextel Corp.*	19,686,524

Utilities — 7.3%
672,381	American Electric Power Co., Inc.	24,360,364
275,450	Entergy Corp.	21,080,188
313,966	FirstEnergy Corp.	12,100,250
266,824	PG&E Corp.	12,119,146
213,529	PPL Corp.	5,814,395

		75,474,343

TOTAL COMMON STOCKS		$1,008,295,658

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(a) — 2.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
25,939,992	0.129%	$25,939,992

TOTAL INVESTMENTS — 99.5%		$1,034,235,650

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		5,367,010

NET ASSETS — 100.0%		$1,039,602,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,007,566,736

Gross unrealized gain	51,339,573
Gross unrealized loss	(24,670,659)

Net unrealized security gain	$26,668,914

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Automobiles & Components — 2.1%
113,880	Harley-Davidson, Inc.	$3,238,747
81,369	Lear Corp.*	6,422,455
186,669	TRW Automotive Holdings Corp.*	7,757,964

		17,419,166

Banks — 5.1%
298,020	Comerica, Inc.	11,071,443
613,963	Fifth Third Bancorp	7,385,975
510,844	First Horizon National Corp.*	5,828,733
62,935	M&T Bank Corp.	5,148,712
537,069	SunTrust Banks, Inc.	13,872,492

		43,307,355

Capital Goods — 6.2%
231,091	BE Aerospace, Inc.*	7,004,368
118,257	Cooper Industries PLC Class A	5,786,315
154,873	Eaton Corp.	12,775,474
159,704	Parker Hannifin Corp.	11,188,862
301,559	Pentair, Inc.	10,141,429
270,605	Textron, Inc.	5,563,639

		52,460,087

Commercial & Professional Services — 0.9%
242,031	Republic Services, Inc.	7,379,525

Consumer Durables & Apparel — 3.9%
88,743	Fossil, Inc.*	4,773,486
243,410	Hanesbrands, Inc.*	6,294,583
82,247	Mohawk Industries, Inc.*	4,383,765
674,712	Newell Rubbermaid, Inc.	12,016,621
9,001	NVR, Inc.*	5,828,417

		33,296,872

Diversified Financials — 4.7%
38,700	IntercontinentalExchange, Inc.*	4,052,664
590,809	Invesco Ltd.	12,542,875
541,697	Janus Capital Group, Inc.	5,931,582
156,411	Lazard Ltd. Class A	5,486,898
1,001,406	SLM Corp.*	11,566,239

		39,580,258

Energy — 10.0%
99,000	Alpha Natural Resources, Inc.*	4,073,850
318,436	Forest Oil Corp.*	9,457,549
145,268	Helmerich & Payne, Inc.	5,877,543
471,675	Key Energy Services, Inc.*	4,485,629
389,128	Newfield Exploration Co.*	22,351,513
342,627	QEP Resources, Inc.	10,326,778
409,793	Range Resources Corp.	15,625,407
684,070	Weatherford International Ltd.*	11,697,597

		83,895,866

Food, Beverage & Tobacco — 5.1%
401,696	ConAgra Foods, Inc.	8,813,210
454,980	Del Monte Foods Co.	5,964,788
169,400	H.J. Heinz Co.	8,024,478
164,314	Hansen Natural Corp.*	7,660,319
202,493	The J.M. Smucker Co.	12,256,901

		42,719,696

Health Care Equipment & Services — 4.4%
416,622	Aetna, Inc.	13,169,422
110,207	C. R. Bard, Inc.	8,974,156
439,900	Hologic, Inc.*	7,042,799

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
214,114	Kinetic Concepts, Inc.*	$7,832,290

		37,018,667

Household & Personal Products — 0.2%
55,446	Alberto-Culver Co.	2,087,542

Insurance — 10.7%
180,404	Everest Re Group Ltd.	15,599,534
660,708	Genworth Financial, Inc. Class A*	8,073,852
367,881	Marsh & McLennan Companies, Inc.	8,873,290
628,881	Principal Financial Group, Inc.	16,300,595
516,969	Hartford Financial Services Group, Inc.	11,864,439
244,062	The Progressive Corp.	5,093,574
537,664	W.R. Berkley Corp.	14,554,564
433,772	XL Group PLC	9,395,501

		89,755,349

Materials — 6.0%
193,816	Celanese Corp. Class A	6,221,494
76,677	CF Industries Holdings, Inc.	7,322,653
86,800	Cliffs Natural Resources, Inc.	5,548,256
734,900	Huntsman Corp.	8,495,444
214,313	Owens-Illinois, Inc.*	6,013,623
402,134	Steel Dynamics, Inc.	5,674,111
333,400	Temple-Inland, Inc.	6,221,244
71,386	The Sherwin-Williams Co.	5,363,944

		50,860,769

Media — 3.6%
646,640	CBS Corp. Class B	10,255,710
697,706	DISH Network Corp. Class A	13,368,047
15,962	The Washington Post Co. Class B	6,375,383

		29,999,140

Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
263,447	Biogen Idec, Inc.*	14,784,646

Real Estate Investment Trust — 8.2%
101,524	Alexandria Real Estate Equities, Inc.	7,106,680
333,100	Annaly Capital Management, Inc.	5,862,560
115,594	Boston Properties, Inc.	9,608,173
115,759	Digital Realty Trust, Inc.	7,142,330
386,753	Douglas Emmett, Inc.	6,772,045
548,932	Host Hotels & Resorts, Inc.	7,948,535
1,053,896	MFA Financial, Inc.	8,041,227
133,700	Tanger Factory Outlet Centers, Inc.	6,302,618
192,882	Ventas, Inc.	9,946,925

		68,731,093

Retailing — 2.5%
284,716	Guess?, Inc.	11,568,011
708,037	Liberty Media Corp. — Interactive Class A*	9,707,187

		21,275,198

Semiconductors & Semiconductor Equipment — 1.0%
1,177,466	ON Semiconductor Corp.*	8,489,530

Software & Services — 2.7%
243,689	BMC Software, Inc.*	9,864,531
109,200	Check Point Software Technologies Ltd.*	4,032,756
338,153	Parametric Technology Corp.*	6,607,509

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
104,600	Quest Software, Inc.*	$2,572,114

		23,076,910

Technology Hardware & Equipment — 1.6%
188,033	Amphenol Corp. Class A	9,209,856
184,815	CommScope, Inc.*	4,387,508

		13,597,364

Telecommunication Services — 3.2%
311,748	CenturyLink, Inc.	12,301,576
571,319	Clearwire Corp. Class A*	4,621,971
2,182,973	Sprint Nextel Corp.*	10,107,165

		27,030,712

Transportation — 2.0%
694,290	JetBlue Airways Corp.*	4,644,800
211,914	Kansas City Southern*	7,927,703
102,084	Ryder System, Inc.	4,366,133

		16,938,636

Utilities — 12.7%
132,985	Alliant Energy Corp.	4,834,005
694,291	CMS Energy Corp.	12,511,124
152,182	DPL, Inc.	3,976,516
289,931	Edison International	9,970,727
116,244	FirstEnergy Corp.	4,480,044
95,894	Great Plains Energy, Inc.	1,812,396
221,008	Northeast Utilities	6,535,206
521,599	NV Energy, Inc.	6,859,027
130,400	Pinnacle West Capital Corp.	5,381,608
423,434	PPL Corp.	11,530,108
152,500	Progress Energy, Inc.	6,774,050
294,771	SCANA Corp.	11,885,167
103,465	Sempra Energy	5,566,417
634,838	Xcel Energy, Inc.	14,582,229

		106,698,624

TOTAL COMMON STOCKS		$830,403,005

Shares	Rate	Value
Short-term Investment(a) — 1.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
13,431,550	0.129%	$13,431,550

TOTAL INVESTMENTS — 100.2%		$843,834,555

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,952,734)

NET ASSETS — 100.0%		$841,881,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$777,892,788

Gross unrealized gain	85,183,151
Gross unrealized loss	(19,241,384)

Net unrealized security gain	$65,941,767

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 27.9%
ABN Amro Funding USA LLC
$1,000,000	0.580%	10/28/10	$999,565
Amstel Funding Corp.
2,702,000	0.330	11/02/10	2,701,207
Amsterdam Funding Corp.
1,165,000	0.530	11/15/10	1,164,228
1,000,000	0.500	12/01/10	999,153
Argento Variable Funding Co. LLC
1,000,000	0.370	01/20/11	998,859
Aspen Funding Corp.
1,000,000	0.310	10/12/10	999,905
Ciesco LLC
2,000,000	0.500	10/07/10	1,999,833
Citibank Credit Card Issuance Trust (Dakota Corp.)
4,000,000	0.440	11/01/10	3,998,485
Clipper Receivables Co. LLC
2,000,000	0.600	01/20/11	1,996,300
Govco LLC
1,000,000	0.290	11/29/10	999,525
Grampian Funding LLC
3,000,000	0.560	10/01/10	3,000,000
Hannover Funding Co. LLC
2,000,000	0.630	10/01/10	2,000,000
1,000,000	0.600	10/29/10	999,533
LMA Americas LLC
1,000,000	0.450	10/22/10	999,738
2,100,000	0.500	10/27/10	2,099,242
Matchpoint Master Trust
2,000,000	0.260	10/27/10	1,999,624
1,000,000	0.300	11/24/10	999,550
NRW. Bank
2,000,000	0.420	11/05/10	1,999,183
Standard Chartered Bank
1,000,000	0.280	10/01/10	1,000,000
1,000,000	0.280	10/27/10	999,798
Thames Asset Global Securitization, Inc.
1,000,000	0.510	10/13/10	999,830
Ticonderoga Funding LLC
1,322,000	0.450	11/05/10	1,321,422
Windmill Funding Corp.
2,000,000	0.550	11/09/10	1,998,808

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$37,273,788

Eurodollar Certificates of Deposit — 7.1%
Credit Agricole SA
$3,000,000	0.440%	11/10/10	$3,000,033
Credit Industriel et Commercial SA
3,000,000	0.520	11/01/10	3,000,052
ING Bank NV
2,000,000	0.460	11/02/10	2,000,000
Societe Generale
1,500,000	0.480	11/01/10	1,500,013

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT			$9,500,098

Municipal Debt Obligations — 0.5%
Texas State TRANS Series 2010
$650,000	2.000%	08/31/11	$659,654

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 19.5%
Federal Farm Credit Bank(a)
$1,000,000	0.218%		01/27/12	$999,497
Federal Home Loan Bank
2,000,000	0.157	(a)	12/01/10	1,999,940
1,000,000	0.264	(a)	05/13/11	999,688
900,000	0.206	(a)	05/25/11	899,825
1,000,000	0.710		06/03/11	1,000,000
500,000	0.157	(a)	07/11/11	499,761
1,000,000	0.300		09/29/11	999,962
300,000	0.300		09/30/11	299,989
1,000,000	0.310		10/05/11	999,960
1,000,000	0.221		01/26/12	999,598
1,000,000	0.345	(a)	01/30/12	999,519
1,000,000	0.324	(a)	02/03/12	999,581
Federal Home Loan Mortgage Corp.
5,740,000	0.581	(a)	04/07/11	5,740,512
300,000	0.365	(a)	08/05/11	299,949
4,000,000	0.290		09/13/11	3,988,819
1,400,000	0.177	(a)	01/11/12	1,399,106
Federal National Mortgage Association
3,000,000	0.430		07/07/11	2,990,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$26,115,708

Variable Rate Municipal Debt Obligations(a) — 3.8%
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 E (Wells Fargo Bank N.A. LOC)
$3,595,000	0.240%		11/15/47	$3,595,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
1,500,000	0.320		08/01/19	1,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$5,095,000

Variable Rate Obligations(a) — 9.3%
Australia & New Zealand Banking Group Ltd.
$1,000,000	0.286%		01/25/11	$1,000,000
Banco Bilbao Vizcaya Argentaria SA
1,500,000	0.556		07/26/11	1,500,000
Intesa Sanpaolo SPA
1,000,000	0.407		06/14/11	1,000,000
JPMorgan Chase & Co.
3,000,000	0.258		10/21/11	3,000,000
Rabobank Nederland
2,000,000	1.781		04/07/11	2,000,000
1,000,000	0.446		09/16/11	1,000,000
Westpac Banking Corp.
1,000,000	0.298		11/05/10	1,000,022
Westpac Securities New Zealand Ltd.
2,000,000	0.338		01/21/11	2,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$12,500,022

Yankee Certificates of Deposit — 4.9%
Banco Santander SA
$2,000,000	0.700%		11/09/10	$2,000,000
Royal Bank of Scotland Group PLC
1,500,000	0.600		10/14/10	1,500,000
2,000,000	0.550		11/04/10	2,000,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Yankee Certificates of Deposit — (continued)
Unicredito Italiano SPA
$1,000,000	0.645%	12/17/10	$1,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$6,500,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$97,644,270

Repurchase Agreements(b) — 27.8%
BNP Paribas Securities Co.
$4,000,000	0.320%	10/01/10	$4,000,000
Maturity Value: $4,000,036
Collateralized by Brazilian Government International Bond, 8.875%, due 10/14/19. The aggregate market value of the collateral, including accrued interest, was $4,200,001.
2,500,000	0.240	10/19/10	2,500,000
Maturity Value: $2,501,483
Settlement Date: 07/22/10
Collateralized by Federal National Mortgage Association, 5.500% to 6.500%, due 09/01/22 to 12/01/33. The aggregate market value of the collateral, including accrued interest, was $2,625,000.
Deutsche Bank Securities, Inc.
4,000,000	0.600	10/01/10	4,000,000
Maturity Value: $4,000,067
Collateralized by various corporate security issuers, 4.125% to 5.000%, due 04/15/12 to 06/15/23 and various preferred security issuers, 0.000% to 8.500%, due 06/15/12 to 12/31/49. The aggregate market value of the collateral, including accrued interest, was $4,401,010.

Joint Repurchase Agreement Account II
26,700,000	0.270	10/01/10	26,700,000
Maturity Value: $26,700,200

TOTAL REPURCHASE AGREEMENTS			$37,200,000

TOTAL INVESTMENTS — 100.8%			$134,844,270

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%			(1,106,856)

NET ASSETS — 100.0%			$133,737,414

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(b) Unless noted, all repurchase agreements were entered into on September 30, 2010. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or for floating rate securities, the current reset date, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Banks — 0.8%
213,800	People’s United Financial, Inc.	$2,798,642

Capital Goods — 2.1%
92,500	Danaher Corp.	3,756,425
68,800	Raytheon Co.	3,144,848

		6,901,273

Consumer Durables & Apparel — 2.1%
87,700	NIKE, Inc. Class B	7,028,278

Consumer Services — 1.8%
58,279	McDonald’s Corp.	4,342,368
36,300	Yum! Brands, Inc.	1,671,978

		6,014,346

Diversified Financials — 6.8%
27,300	CME Group, Inc.	7,110,285
79,400	JPMorgan Chase & Co.	3,022,758
133,700	Morgan Stanley	3,299,716
112,800	Northern Trust Corp.	5,441,472
260,430	The Charles Schwab Corp.	3,619,977

		22,494,208

Energy — 9.4%
295,200	Halliburton Co.	9,762,264
53,800	Occidental Petroleum Corp.	4,212,540
177,440	Schlumberger Ltd.	10,932,078
181,800	Southwestern Energy Co.*	6,079,392

		30,986,274

Food & Staples Retailing — 2.9%
150,300	Costco Wholesale Corp.	9,692,847

Food, Beverage & Tobacco — 5.9%
108,000	Kraft Foods, Inc. Class A	3,332,880
190,500	PepsiCo, Inc.	12,656,820
60,700	The Coca-Cola Co.	3,552,164

		19,541,864

Health Care Equipment & Services — 4.7%
188,800	Baxter International, Inc.	9,007,648
166,400	St. Jude Medical, Inc.*	6,546,176

		15,553,824

Household & Personal Products — 3.9%
201,200	Avon Products, Inc.	6,460,532
107,600	The Procter & Gamble Co.	6,452,772

		12,913,304

Materials — 2.7%
77,900	Ecolab, Inc.	3,952,646
54,000	Praxair, Inc.	4,874,040

		8,826,686

Media — 1.3%
121,574	Viacom, Inc. Class B	4,399,763

Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
43,600	Amgen, Inc.*	2,402,796
75,600	Biogen Idec, Inc.*	4,242,672
105,753	Gilead Sciences, Inc.*	3,765,864
161,000	Johnson & Johnson	9,975,560
96,700	Merck & Co., Inc.	3,559,527
55,100	Teva Pharmaceutical Industries Ltd. ADR	2,906,525
127,000	Thermo Fisher Scientific, Inc.*	6,080,760

		32,933,704

Shares	Description	Value
Common Stocks — (continued)
Retailing — 7.5%
105,200	Bed Bath & Beyond, Inc.*	$4,566,732
357,840	Lowe’s Companies, Inc.	7,976,254
290,000	Staples, Inc.	6,066,800
118,000	Target Corp.	6,305,920

		24,915,706

Semiconductors & Semiconductor Equipment — 2.7%
86,900	Broadcom Corp. Class A	3,075,391
219,800	Xilinx, Inc.	5,848,878

		8,924,269

Software & Services — 13.8%
46,100	Equinix, Inc.*	4,718,335
17,269	Google, Inc. Class A*	9,079,868
30,900	Mastercard, Inc. Class A	6,921,600
367,768	Microsoft Corp.	9,006,638
346,400	Oracle Corp.	9,300,840
218,791	The Western Union Co.	3,866,037
38,100	Visa, Inc. Class A	2,829,306

		45,722,624

Technology Hardware & Equipment — 13.4%
56,600	Apple, Inc.*	16,060,250
533,184	Cisco Systems, Inc.*	11,676,730
78,500	NetApp, Inc.*	3,908,515
281,591	QUALCOMM, Inc.	12,705,386

		44,350,881

Telecommunication Services — 5.7%
203,055	American Tower Corp. Class A*	10,408,599
190,750	Crown Castle International Corp.*	8,421,613

		18,830,212

TOTAL COMMON STOCKS		$322,828,705

Shares	Rate	Value
Short-term Investment(a) — 1.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,820,636	0.129%	$4,820,636

TOTAL INVESTMENTS — 99.0%		$327,649,341

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,352,345

NET ASSETS — 100.0%		$331,001,686

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$307,093,051

Gross unrealized gain	29,527,123
Gross unrealized loss	(8,970,833)

Net unrealized security gain	$20,556,290

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 86.5%
Belgium — 0.4%
29,105	Telenet Group Holding NV (Telecommunication Services)*	$976,584

Denmark — 2.7%
28,920	Carlsberg A/S Class B (Food, Beverage & Tobacco)	3,009,044
76,922	Christian Hansen Holding A/S (Materials)*	1,553,411
17,356	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,717,515

		6,279,970

Finland — 0.4%
21,675	Outotec Oyj (Capital Goods)	920,263

France — 9.0%
5,303	Air Liquide SA (Materials)	648,587
15,913	Air Liquide SA Prime De Fidelite (Materials)*	1,946,249
97,418	AXA SA (Insurance)	1,707,873
39,980	BNP Paribas SA (Banks)	2,853,425
45,205	Compagnie Generale de Geophysique-Veritas (Energy)*	991,645
68,589	GDF Suez SA (Utilities)	2,461,394
85,049	Safran SA (Capital Goods)	2,390,382
50,536	Societe Generale SA (Banks)	2,922,138
92,455	Total SA (Energy)	4,777,228

		20,698,921

Germany — 4.1%
39,750	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,770,579
13,325	Continental AG (Automobiles & Components)*	1,035,205
22,857	Hamburger Hafen und Logistik AG (Transportation)	889,187
60,149	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	3,230,456
16,770	Kabel Deutschland Holding AG (Media)*	665,275
7,113	Siemens AG (Registered) (Capital Goods)	750,336

		9,341,038

Hong Kong — 3.2%
634,000	BOC Hong Kong (Holdings) Ltd. (Banks)	2,007,589
390,500	Kerry Properties Ltd. (Real Estate)	2,119,787
185,443	Sun Hung Kai Properties Ltd. (Real Estate)	3,190,566

		7,317,942

Ireland — 1.3%
86,791	Kerry Group PLC Class A (Food, Beverage & Tobacco)	3,044,909

Italy — 5.9%
32,329	ACEA SpA (Utilities)*	365,622
189,776	Azimut Holding SpA (Diversified Financials)	1,869,154
81,704	Bulgari SpA (Consumer Durables & Apparel)	741,516

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
236,903	Eni SpA (Energy)	$5,118,848
1,590,920	Telecom Italia SpA (Telecommunication Services)	1,795,255
957,566	UniCredit SpA (Banks)	2,452,239
125,603	Unione di Banche Italiane ScpA (Banks)	1,220,099

		13,562,733

Japan — 21.7%
452,000	All Nippon Airways Co. Ltd. (Transportation)*	1,675,069
134,100	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	1,101,658
322,000	Calsonic Kansei Corp. (Automobiles & Components)*	1,018,355
66,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	883,440
1,076,000	DIC Corp. (Materials)	1,899,605
69,100	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,294,554
28,100	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	824,354
58,800	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	1,086,995
412,000	Hitachi Ltd. (Technology Hardware & Equipment)	1,803,363
79,100	Honda Motor Co. Ltd. (Automobiles & Components)	2,814,705
182,000	J. Front Retailing Co. Ltd. (Retailing)	847,381
250,000	JX Holdings, Inc. (Energy)	1,450,669
167,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	2,377,389
202,000	Kubota Corp. (Capital Goods)	1,852,682
186,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,845,284
85,400	Mitsubishi Corp. (Capital Goods)	2,029,028
178,000	Mitsubishi Electric Corp. (Capital Goods)	1,533,734
126,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,051,107
460,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,136,662
48,800	Mitsui & Co. Ltd. (Capital Goods)	725,605
22,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	513,148
105,000	Nippon Kayaku Co. Ltd. (Materials)	1,024,786
118,400	Nomura Holdings, Inc. (Diversified Financials)	569,619
1,281	NTT DoCoMo, Inc. (Telecommunication Services)	2,139,458
12,980	ORIX Corp. (Diversified Financials)	993,463
85,100	Panasonic Corp. (Consumer Durables & Apparel)	1,155,768
1,429	Rakuten, Inc. (Retailing)	1,047,437
55,400	Softbank Corp. (Telecommunication Services)	1,812,715
50,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,471,665

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
78,400	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	$766,895
139,000	Taiyo Nippon Sanso Corp. (Materials)	1,183,840
78,000	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	937,923
240,000	The Bank of Yokohama Ltd. (Banks)	1,121,501
24,600	The Kansai Electric Power Co., Inc. (Utilities)	597,542
279,000	Tokyo Gas Co. Ltd. (Utilities)	1,268,889
16,170	Yamada Denki Co. Ltd. (Retailing)	1,004,171

		49,860,459

Luxembourg — 0.4%
765,987	Regus PLC (Commercial & Professional Services)	962,630

Netherlands — 1.9%
220,573	Koninklijke KPN NV (Telecommunication Services)	3,417,502
34,981	TNT NV (Transportation)	941,412

		4,358,914

Spain — 1.9%
72,507	Banco Santander SA (Banks)	920,278
26,509	Red Electrica Corp. SA (Utilities)	1,248,429
4,805	Sol Melia SA (Consumer Services)	43,168
89,250	Telefonica SA (Telecommunication Services)	2,215,284

		4,427,159

Sweden — 0.9%
35,698	Assa Abloy AB Class B (Capital Goods)	902,252
165,797	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,104,736

		2,006,988

Switzerland — 11.4%
47,071	Aryzta AG (Food, Beverage & Tobacco)	2,059,545
37,661	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	1,817,101
35,395	Kuehne + Nagel International AG (Registered) (Transportation)	4,253,653
456	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,094,516
86,547	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,981,467
15,075	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,059,728
2,672	Straumann Holding AG (Registered) (Health Care Equipment & Services)	596,432
17,192	Syngenta AG (Registered) (Materials)	4,276,715
193,257	UBS AG (Registered) (Diversified Financials)*	3,290,343
98,905	Xstrata PLC (Materials)	1,894,556

		26,324,056

United Kingdom — 21.3%
314,676	Aberdeen Asset Management PLC (Diversified Financials)	794,207

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
32,839	Admiral Group PLC (Insurance)	$860,582
114,262	Amlin PLC (Insurance)	721,880
46,913	Anglo American PLC (Materials)	1,862,179
43,116	Autonomy Corp. PLC (Software & Services)*	1,228,658
267,491	Balfour Beatty PLC (Capital Goods)	1,125,753
193,549	BG Group PLC (Energy)	3,407,848
302,100	BP PLC (Energy)	2,066,990
120,556	Cookson Group PLC (Capital Goods)*	1,037,761
186,671	GlaxoSmithKline PLC (Pharmaceuticals, Biotechnology & Life Sciences)	3,682,066
675,346	HSBC Holdings PLC (Banks)	6,831,780
210,035	Inchcape PLC (Retailing)*	1,029,913
87,217	Intercontinental Hotels Group PLC (Consumer Services)	1,557,355
209,932	Prudential PLC (Insurance)	2,097,823
33,583	Reckitt Benckiser Group PLC (Household & Personal Products)	1,849,666
316,430	Reed Elsevier PLC (Media)	2,675,728
64,828	Rio Tinto PLC (Materials)(a)	3,797,848
33,987	Schroders PLC (Diversified Financials)	768,459
78,790	Smiths Group PLC (Capital Goods)	1,511,237
97,527	SOCO International PLC (Energy)*	658,508
96,957	The Capita Group PLC (Commercial & Professional Services)	1,198,055
119,835	Tullow Oil PLC (Energy)	2,398,867
2,002,480	Vodafone Group PLC (Telecommunication Services)	4,940,834
70,644	Wellstream Holdings PLC (Energy)	850,363

		48,954,360

TOTAL COMMON STOCKS		$199,036,926

Exchange Traded Funds — 8.8%
Australia — 5.7%
553,361	iShares MSCI Australia Index Fund	$13,136,790

Other — 3.1%
161,959	iShares MSCI Emerging Markets Index Fund	7,250,904

TOTAL EXCHANGE TRADED FUNDS		$20,387,694

Shares	Rate	Value
Short-term Investment(b) — 4.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
10,369,525	0.129%	$10,369,525

TOTAL INVESTMENTS — 99.8%		$229,794,145

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		423,920

NET ASSETS — 100.0%		$230,218,065

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	21	December 2010	$783,841	$(2,306)
FTSE 100 Index	8	December 2010	694,903	4,727
SPI 200 Index	64	December 2010	7,113,808	(102,102)

TOTAL				$(99,681)

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$210,478,229

Gross unrealized gain	23,452,579
Gross unrealized loss	(4,136,663)

Net unrealized security gain	$19,315,916

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 1.6%
26,843	American Axle & Manufacturing Holdings, Inc.*	$242,124
48,647	Dana Holding Corp.*	599,331
13,519	Modine Manufacturing Co.*	175,341
13,146	Spartan Motors, Inc.	60,997
13,479	Standard Motor Products, Inc.	141,934
22,346	Stoneridge, Inc.*	234,856
15,220	Superior Industries International, Inc.	263,002
1,826	TRW Automotive Holdings Corp.*	75,889

		1,793,474

Banks — 5.1%
3,894	1st Source Corp.	67,600
19,073	Astoria Financial Corp.	259,965
6,330	Banco Latinoamericano de Comercio Exterior SA Class E	91,469
4,551	Commerce Bancshares, Inc.	171,072
74,687	CVB Financial Corp.(a)	560,899
24,110	First Bancorp(a)	328,378
6,132	First Bancorp, Inc.	84,806
18,342	First Financial Bancorp	305,945
4,567	FirstMerit Corp.	83,667
5,555	FNB Corp.	47,551
38,007	Fulton Financial Corp.	344,343
3,265	Glacier Bancorp, Inc.	47,669
14,075	Great Southern Bancorp, Inc.(a)	306,413
64,629	International Bancshares Corp.	1,091,584
14,386	Investors Bancorp, Inc.*	170,330
28,832	NewAlliance Bancshares, Inc.	363,860
3,893	Northfield Bancorp, Inc.(a)	42,122
70,828	Popular, Inc.*	205,401
11,699	Renasant Corp.(a)	177,942
1,736	Republic Bancorp, Inc. Class A	36,682
6,703	SVB Financial Group*	283,671
2,979	TCF Financial Corp.	48,230
19,977	Texas Capital Bancshares, Inc.*	345,003
6,586	Washington Federal, Inc.	100,502
50,591	Wilshire Bancorp, Inc.(a)	330,865

		5,895,969

Capital Goods — 6.5%
1,857	Alamo Group, Inc.	41,467
11,114	Albany International Corp. Class A	210,277
1,474	American Superconductor Corp.*	45,841
6,857	American Woodmark Corp.	121,575
4,015	Apogee Enterprises, Inc.	36,737
4,182	Armstrong World Industries, Inc.*	173,595
5,805	Astec Industries, Inc.*	165,617
2,507	Astronics Corp.*	43,747
28,797	Briggs & Stratton Corp.	547,431
9,482	Ceradyne, Inc.*	221,405
4,177	Cubic Corp.	170,422
4,623	Ducommun, Inc.	100,689
8,338	Encore Wire Corp.	171,012
7,773	EnPro Industries, Inc.*	243,140
2,829	Franklin Electric Co., Inc.	93,810
11,192	General Cable Corp.*	303,527
977	Hubbell, Inc. Class B	49,583

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
3,119	II-VI, Inc.*	$116,432
14,762	Kadant, Inc.*	279,149
3,622	LMI Aerospace, Inc.*	57,662
43,981	LSI Industries, Inc.	282,358
8,267	Lydall, Inc.*	60,845
17,917	Miller Industries, Inc.	242,417
25,011	Mueller Industries, Inc.	662,541
8,408	NACCO Industries, Inc. Class A	734,775
8,325	Oshkosh Corp.*	228,938
1,925	Sauer-Danfoss, Inc.*	40,983
1,777	Simpson Manufacturing Co., Inc.	45,811
19,312	Tecumseh Products Co. Class A*	221,509
4,987	Tennant Co.	154,098
15,036	Toro Co.(b)	845,474
6,519	Tredegar Corp.	123,731
2,538	TriMas Corp.*	37,689
12,563	Universal Forest Products, Inc.	367,468
2,463	Vicor Corp.	35,984
5,741	Woodward Governor Co.	186,123

		7,463,862

Commercial & Professional Services — 2.9%
4,998	Administaff, Inc.	134,596
17,398	CDI Corp.	224,782
6,380	Diamond Management & Technology Consultants, Inc.	79,750
27,007	HNI Corp.	776,721
48,423	Kelly Services, Inc. Class A*	568,002
30,916	Kforce, Inc.*	424,168
25,263	Kimball International, Inc. Class B	147,283
19,607	SFN Group, Inc.*	117,838
21,644	Steelcase, Inc. Class A	180,295
13,431	United Stationers, Inc.*	718,693

		3,372,128

Consumer Durables & Apparel — 3.7%
9,389	Blyth, Inc.	387,202
9,820	Brunswick Corp.	149,460
9,121	Columbia Sportswear Co.(a)	533,031
2,729	CSS Industries, Inc.	47,185
17,970	Furniture Brands International, Inc.*	96,679
8,198	Harman International Industries, Inc.*	273,895
7,432	Hooker Furniture Corp.	86,434
18,768	iRobot Corp.*(a)	348,522
29,873	Kenneth Cole Productions, Inc. Class A*	497,983
5,880	Mohawk Industries, Inc.*	313,404
33,954	Nautilus, Inc.*	45,159
17,085	Oxford Industries, Inc.	406,281
19,424	Perry Ellis International, Inc.*	424,414
4,383	Polaris Industries, Inc.	285,333
14,128	Skechers U.S.A., Inc. Class A*	331,867

		4,226,849

Consumer Services — 2.9%
2,512	Biglari Holdings, Inc.*	825,569
23,862	Boyd Gaming Corp.*	173,000
12,736	Caribou Coffee Co., Inc.*(a)	132,454
2,793	Choice Hotels International, Inc.	101,833

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
34,361	Domino’s Pizza, Inc.*	$454,252
48,755	O’Charleys, Inc.*	350,548
22,693	Papa John’s International, Inc.*	598,641
1,389	Peet’s Coffee & Tea, Inc.*	47,546
7,245	Pre-Paid Legal Services, Inc.*(a)	452,740
7,724	Red Lion Hotels Corp.*	57,467
1,384	Steiner Leisure Ltd.*	52,730
9,981	Texas Roadhouse, Inc.*	140,333

		3,387,113

Diversified Financials — 3.9%
92,314	Advance America, Cash Advance Centers, Inc.	372,025
27,432	BlackRock Kelso Capital Corp.	315,468
6,023	Cash America International, Inc.	210,805
43,359	Compass Diversified Holdings	700,681
677	Diamond Hill Investment Group, Inc.	49,421
2,387	Federated Investors, Inc. Class B	54,328
7,909	GAMCO Investors, Inc. Class A	304,734
17,521	Gladstone Capital Corp.	197,462
3,595	Golub Capital BDC, Inc.	55,004
29,610	Hercules Technology Growth Capital, Inc.	299,357
4,718	Life Partners Holdings, Inc.(a)	89,784
37,002	NGP Capital Resources Co.	335,238
60,795	Primus Guaranty Ltd.*	277,225
13,898	Rewards Network, Inc.	199,436
4,200	SEI Investments Co.	85,428
38,290	TICC Capital Corp.	396,301
13,522	World Acceptance Corp.*(a)	597,132

		4,539,829

Energy — 4.8%
12,122	Basic Energy Services, Inc.*	103,279
49,544	Complete Production Services, Inc.*	1,013,175
6,556	Dril-Quip, Inc.*	407,193
4,285	Exterran Holdings, Inc.*	97,312
33,920	Frontier Oil Corp.	454,528
6,773	International Coal Group, Inc.*(a)	36,032
2,682	Oil States International, Inc.*	124,847
24,324	RPC, Inc.	514,696
3,926	SM Energy Co.	147,068
9,002	Stone Energy Corp.*	132,599
73,010	Tesoro Corp.	975,414
54,317	USEC, Inc.*	281,905
52,936	W&T Offshore, Inc.	561,122
86,866	Western Refining, Inc.*(a)	455,178
10,647	World Fuel Services Corp.	276,929

		5,581,277

Food & Staples Retailing — 0.2%
3,590	Ingles Markets, Inc. Class A	59,630
3,295	PriceSmart, Inc.	95,983
5,800	Susser Holdings Corp.*	81,200

		236,813

Food, Beverage & Tobacco — 2.4%
81,312	Alliance One International, Inc.*	337,445
5,616	Boston Beer Co., Inc. Class A*	375,542

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
35,928	Dole Food Co., Inc.* (a)	$328,741
5,928	J&J Snack Foods Corp.	248,561
20,900	Lancaster Colony Corp.	992,750
32,278	National Beverage Corp.	451,892
929	Universal Corp.	37,244

		2,772,175

Health Care Equipment & Services — 5.0%
9,566	Align Technology, Inc.*	187,302
3,494	Amerigroup Corp.*	148,390
10,455	AMN Healthcare Services, Inc.*	53,739
10,616	Assisted Living Concepts, Inc. Class A*	323,151
1,740	Coventry Health Care, Inc.*	37,462
22,909	Health Net, Inc.*	622,896
18,235	Hill-Rom Holdings, Inc.	654,454
18,579	Invacare Corp.	492,529
35,753	Kindred Healthcare, Inc.*	465,504
4,909	Masimo Corp.	134,065
9,734	Medcath Corp.*	98,021
23,880	Medical Action Industries, Inc.*	216,114
3,315	Meridian Bioscience, Inc.	72,532
33,898	Molina Healthcare, Inc.*	914,907
33,485	PharMerica Corp.*	319,112
4,370	STERIS Corp.	145,172
3,158	SXC Health Solutions Corp.*	115,172
32,822	Universal American Corp.	484,125
12,622	Vascular Solutions, Inc.*	144,901
3,473	WellCare Health Plans, Inc.*	100,578

		5,730,126

Household & Personal Products — 1.1%
58,085	Central Garden and Pet Co. Class A*	601,761
46,558	Mannatech, Inc.*	95,444
44,978	Prestige Brands Holdings, Inc.*	444,832
4,199	USANA Health Sciences, Inc.*	169,472

		1,311,509

Insurance — 2.5%
17,877	American Equity Investment Life Holding Co.	183,061
15,537	Aspen Insurance Holdings Ltd.	470,460
3,610	Axis Capital Holdings Ltd.	118,913
22,326	CNA Surety Corp.*	400,082
3,858	Endurance Specialty Holdings Ltd.	153,548
25,354	Flagstone Reinsurance Holdings SA	269,006
4,129	Global Indemnity PLC*	66,271
1,436	Kansas City Life Insurance Co.	44,789
33,139	Maiden Holdings Ltd.	252,188
1,230	Mercury General Corp.	50,270
1,402	NYMAGIC, Inc.	35,989
4,705	OneBeacon Insurance Group Ltd. Class A	67,234
2,599	Platinum Underwriters Holdings Ltd.	113,109
8,575	RenaissanceRe Holdings Ltd.	514,157
468	White Mountains Insurance Group Ltd.	144,359

		2,883,436

Materials — 5.7%
15,836	A. Schulman, Inc.	319,095

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
11,376	American Vanguard Corp.	$70,304
22,354	Boise, Inc.*	145,077
16,714	Brush Engineered Materials, Inc.*	475,346
9,096	Buckeye Technologies, Inc.	133,802
13,173	Clearwater Paper Corp.*	1,002,202
1,266	Compass Minerals International, Inc.	97,001
11,363	Domtar Corp.	733,822
34,028	Golden Star Resources Ltd.*	168,098
3,537	Innophos Holdings, Inc.	117,075
6,779	Kaiser Aluminum Corp.	290,073
33,111	KapStone Paper and Packaging Corp.*	401,968
13,541	OM Group, Inc.*	407,855
40,418	PolyOne Corp.*	488,654
44,673	Senomyx, Inc.*	177,798
20,667	Spartech Corp.*	169,676
7,970	Stepan Co.	471,107
5,357	The Scotts Miracle-Gro Co. Class A	277,118
6,562	TPC Group, Inc.*	156,307
22,092	Worthington Industries, Inc.	332,043
8,256	Zep, Inc.	143,985

		6,578,406

Media — 0.8%
5,136	AH Belo Corp. Class A*	36,312
9,497	Ascent Media Corp. Class A*	253,665
38,031	EW Scripps Co. Class A*	299,684
7,679	Harte-Hanks, Inc.	89,614
59,889	Journal Communications, Inc. Class A*	270,099

		949,374

Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
40,564	Accelrys, Inc.*	282,325
10,524	Affymax, Inc.*	62,618
49,213	Affymetrix, Inc.*	224,411
25,361	Albany Molecular Research, Inc.*	161,803
30,901	Alkermes, Inc.*	452,700
46,284	Ariad Pharmaceuticals, Inc.*	176,805
905	Bio-Rad Laboratories, Inc. Class A*	81,911
22,918	Cubist Pharmaceuticals, Inc.*	536,052
27,078	Emergent Biosolutions, Inc.*	467,366
1,838	Endo Pharmaceuticals Holdings, Inc.*	61,095
25,133	eResearchTechnology, Inc.*	187,995
14,821	Exelixis, Inc.*	58,098
10,774	Genomic Health, Inc.*(a)	143,941
19,186	Impax Laboratories, Inc.*	379,883
111,708	King Pharmaceuticals, Inc.*	1,112,612
18,733	Martek Biosciences Corp.*	423,928
38,437	Maxygen, Inc.*	222,550
10,263	Myriad Genetics, Inc.*	168,416
92,957	Nabi Biopharmaceuticals*	446,194
14,258	Par Pharmaceutical Cos, Inc.*	414,623
117,180	PDL BioPharma, Inc.	616,367
55,984	Progenics Pharmaceuticals, Inc.*	282,719
13,019	Questcor Pharmaceuticals, Inc.*	129,148
48,417	Sciclone Pharmaceuticals, Inc.*	127,821
17,615	Seattle Genetics, Inc.*	273,561
23,907	Synta Pharmaceuticals Corp.*	95,389
9,376	The Medicines Co.*	133,139

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
47,344	Viropharma, Inc.*	$705,899

		8,429,369

Real Estate Investment Trust — 7.7%
3,997	Acadia Realty Trust	75,943
10,812	Agree Realty Corp.	273,003
35,419	American Campus Communities, Inc.	1,078,154
9,605	Ashford Hospitality Trust, Inc.*	86,925
3,965	CommonWealth REIT	101,504
16,695	Equity Lifestyle Properties, Inc.	909,544
5,963	Excel Trust, Inc.	67,203
12,279	Extra Space Storage, Inc.	196,955
4,007	Federal Realty Investment Trust	327,212
41,845	Franklin Street Properties Corp.	519,715
5,335	Healthcare Realty Trust, Inc.(b)	124,786
11,817	LTC Properties, Inc.	301,570
8,278	Mack-Cali Realty Corp.	270,773
123,176	MPG Office Trust, Inc.*	307,940
6,345	National Health Investors, Inc.	279,561
39,103	Nationwide Health Properties, Inc.	1,512,113
2,972	Omega Healthcare Investors, Inc.	66,721
2,466	One Liberty Properties, Inc.	39,234
3,371	Potlatch Corp.	114,614
30,555	Rayonier, Inc.	1,531,417
13,105	Realty Income Corp.(a)	441,901
10,105	Starwood Property Trust, Inc.	200,786
3,365	Urstadt Biddle Properties, Inc. Class A	60,839

		8,888,413

Retailing — 4.6%
21,024	AnnTaylor Stores Corp.*	425,526
30,832	Asbury Automotive Group, Inc.*	433,806
11,640	Audiovox Corp. Class A*	79,618
25,221	Brown Shoe Co., Inc.	289,285
10,729	Build-A-Bear Workshop, Inc. Class A*	64,910
7,988	Core-Mark Holding Co., Inc.*	247,308
16,054	DSW, Inc. Class A*	460,750
36,766	Fred’s, Inc. Class A	433,839
21,588	Group 1 Automotive, Inc.*(a)	645,049
8,411	Haverty Furniture Cos., Inc.	91,764
15,848	Lithia Motors, Inc. Class A	151,982
5,355	Penske Automotive Group, Inc.*	70,686
12,242	Shoe Carnival, Inc.*	247,533
11,332	Sonic Automotive, Inc. Class A*	111,394
62,365	Stage Stores, Inc.	810,745
16,760	The Finish Line, Inc. Class A	233,132
30,118	Tuesday Morning Corp.*	143,663
7,342	Ulta Salon Cosmetics & Fragrance, Inc.*	214,386
10,113	Zumiez, Inc.*	213,991

		5,369,367

Semiconductors & Semiconductor Equipment — 3.3%
14,688	Advanced Analogic Technologies, Inc.*	51,555
27,960	Applied Micro Circuits Corp.*	279,600
9,283	DSP Group, Inc.*	64,981
9,778	Integrated Device Technology, Inc.*	57,201
232,417	Lattice Semiconductor Corp.*	1,103,981
25,618	Micrel, Inc.	252,593

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
37,506	Photronics, Inc.*	$198,407
47,869	PLX Technology, Inc.*	173,286
95,970	RF Micro Devices, Inc.*	589,256
125,368	Silicon Image, Inc.*	599,259
7,812	Standard Microsystems Corp.*	178,192
32,155	Zoran Corp.*	245,664

		3,793,975

Software & Services — 9.0%
3,146	Advent Software, Inc.*(b)	164,190
4,712	AOL, Inc.*	116,622
1,228	ArcSight, Inc.*	53,492
23,168	Blackbaud, Inc.	556,959
17,947	Bottomline Technologies, Inc.*	275,666
86,289	Ciber, Inc.*	259,730
27,157	CommVault Systems, Inc.*	706,897
11,209	CSG Systems International, Inc.*	204,340
8,104	DivX, Inc.*	77,231
28,894	Internap Network Services Corp.*	141,869
16,745	Kenexa Corp.*	293,372
121,557	Lionbridge Technologies, Inc.*	522,695
6,352	LivePerson, Inc.*	53,357
17,649	LogMeIn, Inc.*	635,011
96,787	Magma Design Automation, Inc.*	358,112
20,179	Manhattan Associates, Inc.*	592,254
55,638	Marchex, Inc. Class B	303,227
23,702	Mentor Graphics Corp.*	250,530
10,493	MicroStrategy, Inc. Class A*	908,799
2,341	NeuStar, Inc. Class A*	58,197
5,863	Opnet Technologies, Inc.	106,413
15,125	PROS Holdings, Inc.*	140,360
18,346	QAD, Inc.*	76,319
18,332	Quest Software, Inc.*	450,784
99,910	RealNetworks, Inc.*	325,707
25,007	Renaissance Learning, Inc.	254,821
15,437	Saba Software, Inc.*	83,977
8,502	Taleo Corp. Class A*	246,473
8,794	TeleTech Holdings, Inc.*	130,503
16,094	Ultimate Software Group, Inc.*	621,872
8,572	Unica Corp.*	179,841
37,619	VeriFone Systems, Inc.*	1,168,822
4,354	Websense, Inc.*	77,240

		10,395,682

Technology Hardware & Equipment — 6.6%
2,221	Acme Packet, Inc.*	84,265
16,911	Agilysys, Inc.*	109,921
12,099	Aruba Networks, Inc.*	258,193
41,074	Brightpoint, Inc.*	287,107
10,282	CTS Corp.	98,913
3,844	DG FastChannel, Inc.*	83,607
9,838	EchoStar Corp. Class A*	187,709
22,783	Electronics for Imaging, Inc.*	276,130
3,145	EMS Technologies, Inc.*	58,591
15,680	Emulex Corp.*	163,699
56,040	Extreme Networks*	174,284
20,500	Gerber Scientific, Inc.*	126,485
18,417	Hypercom Corp.*	119,710

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
38,302	Imation Corp.*	$357,358
10,149	Infinera Corp.*	118,439
12,472	Ingram Micro, Inc. Class A*	210,278
19,606	Insight Enterprises, Inc.*	306,638
32,781	Isilon Systems, Inc.*	730,361
4,516	Keithley Instruments, Inc.	97,139
32,835	Methode Electronics, Inc.	298,142
10,227	Netezza Corp.*	275,618
16,477	Plantronics, Inc.	556,593
44,232	Power-One, Inc.*(a)	402,069
39,900	Powerwave Technologies, Inc.* (a)	72,618
204,059	Quantum Corp.*	432,605
21,771	Radisys Corp.*	205,083
3,052	Riverbed Technology, Inc.*	139,110
36,456	ShoreTel, Inc.*	180,822
9,391	Super Micro Computer, Inc.*	97,572
30,589	Symmetricom, Inc.*	174,969
46,042	Tellabs, Inc.	343,013
18,178	Tollgrade Communications, Inc.*	133,245
17,663	Vishay Intertechnology, Inc.*	170,978
5,085	Vishay Precision Group, Inc.*	79,377
17,799	Xyratex Ltd.*	264,137

		7,674,778

Telecommunication Services — 1.5%
17,985	Cbeyond, Inc.*	230,748
23,857	IDT Corp. Class B*	424,416
12,495	Neutral Tandem, Inc.*	149,315
1,971	Telephone & Data Systems, Inc.	64,649
51,313	USA Mobility, Inc.	822,547

		1,691,675

Transportation — 5.5%
6,315	Alaska Air Group, Inc.*	322,254
64,493	Allegiant Travel Co.	2,729,344
12,561	American Commercial Lines, Inc.*(a)	350,201
11,621	Celadon Group, Inc.*	160,486
3,706	Dynamex, Inc.*	56,517
15,506	JetBlue Airways Corp.*	103,735
75,768	Pacer International, Inc.*	457,639
131,772	Republic Airways Holdings, Inc.*	1,091,072
14,955	Saia, Inc.*	223,278
5,388	SkyWest, Inc.	75,216
7,243	Universal Truckload Services, Inc.*	113,425
33,677	Werner Enterprises, Inc.	690,042

		6,373,209

Utilities — 3.0%
11,688	Atmos Energy Corp.	341,874
2,018	DPL, Inc.	52,730
3,746	Energen Corp.	171,267
25,474	Integrys Energy Group, Inc.	1,326,177
7,963	NV Energy, Inc.	104,714
1,916	Pinnacle West Capital Corp.	79,073
19,947	PNM Resources, Inc.	227,196
29,697	Portland General Electric Co.	602,255
15,970	Southwest Gas Corp.	536,432

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
1,924	Westar Energy, Inc.	$46,619

		3,488,337

TOTAL COMMON STOCKS		$112,827,145

Shares	Rate	Value
Short-term Investment(c) — 2.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,928,727	0.129%	$2,928,727

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$115,755,872

Securities Lending Reinvestment Vehicle(c)(d) — 3.8%
Boston Global Investment Trust — Enhanced Portfolio II
4,387,806	0.229%	$4,392,193

TOTAL INVESTMENTS — 103.9%		$120,148,065

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(4,480,024)

NET ASSETS — 100.0%		$115,668,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan

(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(d) Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	37	December 2010	$2,495,650	$100,028

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$104,058,047

Gross unrealized gain	20,312,337
Gross unrealized loss	(4,222,319)

Net unrealized security gain	$16,090,018

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Automobiles & Components — 1.0%
9,751	Autoliv, Inc.	$637,033
67,271	Johnson Controls, Inc.	2,051,765
31,157	TRW Automotive Holdings Corp.*	1,294,885

		3,983,683

Banks — 2.6%
35,770	BB&T Corp.	861,341
17,565	Hudson City Bancorp, Inc.	215,347
14,470	PNC Financial Services Group, Inc.	751,138
137,085	U.S. Bancorp	2,963,778
227,431	Wells Fargo & Co.	5,715,341

		10,506,945

Capital Goods — 7.3%
20,432	AGCO Corp.*	797,052
8,250	Armstrong World Industries, Inc.*	342,458
8,369	CNH Global NV*	306,640
11,264	Cummins, Inc.	1,020,293
23,869	Eaton Corp.	1,968,954
66,085	Emerson Electric Co.	3,480,036
323,175	General Electric Co.	5,251,594
54,013	Honeywell International, Inc.	2,373,331
2,728	MSC Industrial Direct Co. Class A	147,421
79,943	Northrop Grumman Corp.	4,846,944
46,171	Oshkosh Corp.*	1,269,702
3,598	Parker Hannifin Corp.	252,076
9,355	Rockwell Automation, Inc.	577,484
2,999	Rockwell Collins, Inc.	174,692
16,897	Textron, Inc.	347,402
37,370	The Boeing Co.	2,486,600
17,060	Timken Co.	654,422
47,216	Toro Co.	2,654,956
14,522	United Technologies Corp.	1,034,402

		29,986,459

Commercial & Professional Services — 0.3%
21,388	Manpower, Inc.	1,116,454

Consumer Durables & Apparel — 0.9%
39,549	Harman International Industries, Inc.*	1,321,332
22,882	Mohawk Industries, Inc.*	1,219,610
12,200	NIKE, Inc. Class B	977,708
2,506	Whirlpool Corp.	202,886

		3,721,536

Consumer Services — 1.8%
69,543	Carnival Corp.	2,657,238
15,426	McDonald’s Corp.	1,149,391
142,662	Starbucks Corp.	3,649,294

		7,455,923

Diversified Financials — 5.5%
244,641	Bank of America Corp.	3,207,243
86,223	Capital One Financial Corp.	3,410,120
484,904	Citigroup, Inc.*	1,891,126
2,438	CME Group, Inc.	634,977
8,631	Franklin Resources, Inc.	922,654
206,504	JPMorgan Chase & Co.	7,861,607
85,343	SEI Investments Co.	1,735,877
114,523	The Bank of New York Mellon Corp.	2,992,486

		22,656,090

Shares	Description	Value
Common Stocks — (continued)
Energy — 11.2%
127,428	Chevron Corp.	$10,328,039
10,132	Cimarex Energy Co.	670,536
135,497	ConocoPhillips	7,781,593
54,391	Devon Energy Corp.	3,521,273
13,688	Exterran Holdings, Inc.*	310,855
233,103	Exxon Mobil Corp.	14,403,434
29,720	Halliburton Co.	982,840
20,018	Hess Corp.	1,183,464
27,218	Schlumberger Ltd.	1,676,901
18,726	Sunoco, Inc.	683,499
238,395	Valero Energy Corp.	4,174,297

		45,716,731

Food & Staples Retailing — 1.2%
8,436	Costco Wholesale Corp.	544,038
84,141	Wal-Mart Stores, Inc.	4,503,226

		5,047,264

Food, Beverage & Tobacco — 7.4%
146,336	Archer-Daniels-Midland Co.	4,671,045
3,931	Corn Products International, Inc.	147,412
33,591	Dr. Pepper Snapple Group, Inc.	1,193,152
37,835	Hansen Natural Corp.*	1,763,868
195,800	Lorillard, Inc.	15,724,698
3,602	Molson Coors Brewing Co. Class B	170,086
26,527	Philip Morris International, Inc.	1,486,043
48,944	The Coca-Cola Co.	2,864,203
148,334	Tyson Foods, Inc. Class A	2,376,311

		30,396,818

Health Care Equipment & Services — 3.0%
198,599	Boston Scientific Corp.*	1,217,412
90,490	Cardinal Health, Inc.	2,989,790
72,112	CareFusion Corp.*	1,791,262
5,366	Health Net, Inc.*	145,901
17,541	Humana, Inc.*	881,260
62,607	UnitedHealth Group, Inc.	2,198,132
51,454	WellPoint, Inc.*	2,914,354

		12,138,111

Household & Personal Products — 2.6%
21,264	Colgate-Palmolive Co.	1,634,351
5,716	Herbalife Ltd.	344,961
144,093	The Procter & Gamble Co.	8,641,257

		10,620,569

Insurance — 3.1%
10,212	ACE Ltd.	594,849
3,843	American International Group, Inc.*(a)	150,261
4,513	Aspen Insurance Holdings Ltd.	136,653
19,341	Berkshire Hathaway, Inc. Class B*	1,599,114
51,618	Loews Corp.	1,956,322
76,075	MetLife, Inc.	2,925,084
2,230	RenaissanceRe Holdings Ltd.	133,711
10,529	The Travelers Companies, Inc.	548,561
209,546	Unum Group	4,641,444

		12,685,999

Materials — 3.7%
14,227	Ashland, Inc.	693,851
6,906	Domtar Corp.	445,989

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
17,233	E.I. du Pont de Nemours & Co.	$768,936
22,396	Eastman Chemical Co.	1,657,304
19,382	Freeport-McMoRan Copper & Gold, Inc.	1,655,029
60,070	Huntsman Corp.	694,409
101,527	International Paper Co.	2,208,212
3,900	Monsanto Co.	186,927
60,957	Newmont Mining Corp.	3,828,709
6,545	Reliance Steel & Aluminum Co.	271,814
11,645	Schnitzer Steel Industries, Inc. Class A	562,221
26,122	Southern Copper Corp.	917,405
13,690	The Scotts Miracle-Gro Co. Class A	708,184
7,054	The Sherwin-Williams Co.	530,038

		15,129,028

Media — 3.6%
163,833	Comcast Corp. Class A	2,962,101
135,585	Comcast Corp. Special A Shares	2,306,301
180,828	DISH Network Corp. Class A	3,464,664
64,638	News Corp. Class A	844,172
169,526	Time Warner, Inc.	5,195,972

		14,773,210

Pharmaceuticals, Biotechnology & Life Sciences — 8.7%
112,743	Amgen, Inc.*	6,213,267
24,420	Celgene Corp.*	1,406,836
4,739	Cephalon, Inc.*	295,903
367,171	Eli Lilly & Co.	13,412,757
78,057	Gilead Sciences, Inc.*	2,779,610
29,469	Johnson & Johnson	1,825,899
34,583	King Pharmaceuticals, Inc.*	344,447
542,309	Pfizer, Inc.	9,311,445

		35,590,164

Real Estate Investment Trust — 3.3%
25,668	Annaly Capital Management, Inc.	451,757
9,959	AvalonBay Communities, Inc.	1,035,039
4,067	Plum Creek Timber Co., Inc.	143,565
12,124	Public Storage, Inc.	1,176,513
65,818	Rayonier, Inc.	3,298,798
79,007	Simon Property Group, Inc.	7,327,109

		13,432,781

Retailing — 2.8%
11,909	Advance Auto Parts, Inc.	698,820
20,086	Amazon.com, Inc.*	3,154,707
29,859	AutoNation, Inc.*(a)	694,222
23,298	Big Lots, Inc.*	774,659
26,916	Expedia, Inc.	759,300
11,264	Liberty Media Corp. — Interactive Class A*	154,429
26,757	Limited Brands, Inc.	716,553
4,867	PetSmart, Inc.	170,345
39,497	Ross Stores, Inc.	2,157,326
20,360	Urban Outfitters, Inc.*	640,118
49,146	Williams-Sonoma, Inc.	1,557,928

		11,478,407

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.7%
52,932	Advanced Micro Devices, Inc.*	$376,347
352,162	Intel Corp.	6,772,075
173,218	Micron Technology, Inc.*	1,248,902
89,810	Texas Instruments, Inc.	2,437,443

		10,834,767

Software & Services — 10.4%
199,365	Accenture PLC Class A	8,471,019
3,265	Computer Sciences Corp.	150,190
12,086	eBay, Inc.*	294,898
18,815	Google, Inc. Class A*	9,892,739
667,174	Microsoft Corp.	16,339,091
171,223	Oracle Corp.	4,597,338
180,910	Symantec Corp.*	2,744,405

		42,489,680

Technology Hardware & Equipment — 6.2%
286,905	Cisco Systems, Inc.*	6,283,220
309,803	Dell, Inc.*	4,015,047
52,373	EMC Corp.*	1,063,696
90,817	Flextronics International Ltd.*	548,535
42,527	Hewlett-Packard Co.	1,789,111
135,734	Ingram Micro, Inc. Class A*	2,288,475
1,605	International Business Machines Corp.	215,295
188,337	Motorola, Inc.*	1,606,515
10,836	NetApp, Inc.*	539,524
40,185	QLogic Corp.*	708,863
138,526	Seagate Technology PLC*	1,631,836
90,480	Tellabs, Inc.	674,076
25,024	Teradata Corp.*	964,925
86,274	Tyco Electronics Ltd.	2,520,926
17,528	Vishay Intertechnology, Inc.*	169,671
15,621	Western Digital Corp.*	443,480

		25,463,195

Telecommunication Services — 3.3%
320,722	AT&T, Inc.(b)	9,172,649
449,007	Sprint Nextel Corp.*	2,078,903
65,195	Verizon Communications, Inc.	2,124,705

		13,376,257

Transportation — 2.5%
19,267	FedEx Corp.	1,647,329
125,216	United Parcel Service, Inc. Class B	8,350,655

		9,997,984

Utilities — 3.0%
5,998	Consolidated Edison, Inc.	289,223
17,315	Constellation Energy Group, Inc.	558,236
35,126	Dominion Resources, Inc.	1,533,601
259,042	Duke Energy Corp.	4,587,634
2,156	Entergy Corp.	164,999
44,461	Exelon Corp.	1,893,149
41,280	Integrys Energy Group, Inc.	2,149,037
39,578	NiSource, Inc.	688,657
9,483	NRG Energy, Inc.*	197,436
20,969	TECO Energy, Inc.	363,183

		12,425,155

TOTAL COMMON STOCKS		$401,023,210

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(c) — 2.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,012,252	0.129%	$9,012,252

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$410,035,462

Securities Lending Reinvestment Vehicle(c)(d) — 0.1%
Boston Global Investment Trust — Enhanced Portfolio II
351,300	0.229%	$351,651

TOTAL INVESTMENTS — 100.4%		$410,387,113

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,517,299)

NET ASSETS — 100.0%		$408,869,815

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(b) Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-Mini Index	127	December 2010	$7,218,045	$132,493

TAX INFORMATION — At September 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$374,489,557

Gross unrealized gain	42,781,464
Gross unrealized loss	(6,883,908)

Net unrealized security gain	$35,897,556

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds (except VIT Money Market Fund) is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income . Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Fund’s NAV based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of September 30, 2010. While assets for the VIT Money Market Fund are reported at amortized cost, the Levels below are based on valuation characteristics of the investments’ market value.

VIT Core Fixed Income	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	$18,991,113	$4,516,513	$—
Municipal Debt Obligations	—	3,381,927	—
Corporate Obligations	—	32,258,568	—
Foreign Debt Obligations	1,161,468	2,134,654	—
Government Guarantee Obligations	—	25,061,758	—
Mortgage-Backed Obligations	—	85,799,816	—
Asset-Backed Securities	—	2,598,796	—
Short-term Investment	20,205,537	—	—
Derivatives	189,405	154,270	—

Total	$40,547,523	$155,906,302	$—

Liabilities
Derivatives	$(19,833)	$(239,960)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VIT Equity Index	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$179,051,089	$—	$—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	354,987	—	$—
Short-term Investment	2,600,581	—	—
Derivatives	89,054	—	—

Total	$182,095,711	$—	$—

VIT Government Income	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	$15,991,782	$9,805,108	$—
Government Guarantee Obligations	—	5,049,850	—
Mortgage-Backed Obligations	—	36,962,554	—
Asset-Backed Securities	—	1,980,066	—
Short-term Investment	22,654,319	—	—
Derivatives	59,762	—	—

Total	$38,705,863	$53,797,578	$—

VIT Growth Opportunities	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$125,964,199	$—	$—
Short-term Investment	1,811,369	—	—

Total	$127,775,568	$—	$—

VIT Large Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,008,295,658	$—	$—
Short-term Investment	25,939,992	—	—

Total	$1,034,235,650	$—	$—

VIT Mid Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$830,403,005	$—	$—

Short-term Investment	13,431,550	—	—

Total	$843,834,555	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VIT Money Market	Level 1	Level 2	Level 3

Assets
Corporate Obligations (including repurchase agreements)	$—	$102,973,908	$—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	—	26,115,708	—
Municipal Debt Obligations	—	5,754,654	—

Total	$—	$134,844,270	$—

VIT Strategic Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$322,828,705	$—	$—

Short-term Investment	4,820,636	—	—

Total	$327,649,341	$—	$—

VIT Strategic International Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$20,387,694	$199,036,926 (a)	$—
Short-term Investment	10,369,525	—	—
Derivatives	4,727	—	—

Total	$30,761,946	$199,036,926	$—

Liabilities
Derivatives	$(104,408)	$—	$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

VIT Structured Small Cap Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$112,827,145	$—	$—
Securities Lending Reinvestment Vehicle	—	4,392,193	—
Short-term Investment	2,928,727	—	—
Derivatives	100,028	—	—

Total	$115,855,900	$4,392,193	$—

VIT Structured U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$401,023,210	$—	$—
Securities Lending Reinvestment Vehicle	—	351,651	—
Short-term Investment	9,012,252	—	—
Derivatives	132,493	—	—

Total	$410,167,955	$351,651	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Fund on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
      Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
      The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover its obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of September 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

VIT Core Fixed Income	Currency	$154,270	$(239,960)
	Interest rate	189,405	(19,833)

Total		$343,675	$(259,793)

VIT Equity Index	Equity	$89,054	$—

VIT Government Income	Interest rate	59,762	—

VIT Strategic International Equity	Equity	4,727	(104,408)

VIT Structured Small Cap	Equity	100,028	—

VIT Structured U.S. Equity	Equity	132,493	—

Mortgage-Backed and Asset-Backed Securities — The Core Fixed Income, Government Income and Growth Opportunities Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded gains.
Mortgage Dollar Rolls — The Core Fixed Income and Government Income Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Money Market Fund is permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2010, the Money Market Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $26,700,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$300,000,000	0.250%	10/01/10	$300,002,083

Banc of America Securities LLC	1,107,500,000	0.300	10/01/10	1,107,509,229

Barclays Capital, Inc.	1,400,000,000	0.250	10/01/10	1,400,009,722

BNP Paribas Securities Co.	3,200,000,000	0.240	10/01/10	3,200,021,333

BNP Paribas Securities Co.	1,500,000,000	0.280	10/01/10	1,500,011,667

BNP Paribas Securities Co.	800,000,000	0.290	10/01/10	800,006,444

Citibank N.A.	250,000,000	0.300	10/01/10	250,002,083

Citigroup Global Markets, Inc.	1,250,000,000	0.300	10/01/10	1,250,010,417

Credit Suisse Securities (USA) LLC	500,000,000	0.220	10/01/10	500,003,056

Credit Suisse Securities (USA) LLC	550,000,000	0.250	10/01/10	550,003,819

Deutsche Bank Securities, Inc.	400,000,000	0.280	10/01/10	400,003,111

JPMorgan Securities	1,500,000,000	0.250	10/01/10	1,500,010,417

JPMorgan Securities	160,000,000	0.300	10/01/10	160,001,333

Merrill Lynch & Co., Inc.	850,000,000	0.300	10/01/10	850,007,083

RBS Securities, Inc.	1,000,000,000	0.280	10/01/10	1,000,007,778

RBS Securities, Inc.	1,000,000,000	0.300	10/01/10	1,000,008,333

UBS Securities LLC	750,000,000	0.250	10/01/10	750,005,208

UBS Securities LLC	750,000,000	0.280	10/01/10	750,005,833

UBS Securities LLC	170,000,000	0.300	10/01/10	170,001,417

Wells Fargo Securities LLC	500,000,000	0.250	10/01/10	500,003,472

Wells Fargo Securities LLC	3,250,000,000	0.280	10/01/10	3,250,025,278

TOTAL				$21,187,659,116

At September 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	4.550 to 7.350%	03/07/11 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Securities	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	10/01/10 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	10/04/10 to 09/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Securities	0.000	11/15/13 to 03/15/31

Federal National Mortgage Association	0.000 to 10.350	10/12/10 to 06/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	4.000 to 6.000	03/15/24 to 09/15/40

Tennessee Valley Authority	4.375 to 6.000	03/15/13 to 07/18/17

Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/10 to 07/15/20

Tennessee Valley Authority Principal-Only Stripped Security	0.000	12/15/17

U.S. Treasury Bond	5.000	05/15/37

U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/11 to 08/15/20

U.S. Treasury Notes	0.750 to 4.625	01/31/11 to 11/15/18

The aggregate market value of the collateral, including accrued interest, was $21,615,378,308.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Structured Small Cap Equity and Structured U.S. Equity Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust II (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
Treasury Inflation-Protected Securities — The Funds may invest in treasury inflation-protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, foreign custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Funds’ Shareholder Concentration Risk — Certain participating insurance companies, accounts, or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these participating insurance companies, accounts, or Goldman Sachs affiliates in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities, which may increase the Funds’ brokerage costs.
Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.